UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2024

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	74.1%
Corporate Bonds	18.1%
U.S. Treasury Securities	2.2%
Preferred Stocks	0.1%
Short-Term Investments	5.3%
Other Assets and Liabilities	0.2%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,070.40	$4.89	0.95%
I Class	$1,000	$1,070.90	$4.38	0.85%
Y Class	$1,000	$1,071.50	$3.86	0.75%
A Class	$1,000	$1,069.20	$6.17	1.20%
C Class	$1,000	$1,065.40	$10.01	1.95%
R Class	$1,000	$1,066.60	$7.45	1.45%
R5 Class	$1,000	$1,071.50	$3.86	0.75%
R6 Class	$1,000	$1,071.70	$3.61	0.70%
G Class	$1,000	$1,075.40	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,020.14	$4.77	0.95%
I Class	$1,000	$1,020.64	$4.27	0.85%
Y Class	$1,000	$1,021.13	$3.77	0.75%
A Class	$1,000	$1,018.90	$6.02	1.20%
C Class	$1,000	$1,015.17	$9.77	1.95%
R Class	$1,000	$1,017.65	$7.27	1.45%
R5 Class	$1,000	$1,021.13	$3.77	0.75%
R6 Class	$1,000	$1,021.38	$3.52	0.70%
G Class	$1,000	$1,024.76	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 74.1%
Angola — 0.7%
Angola Government International Bonds, 8.25%, 5/9/28(1)		$2,900,000	$2,741,993
Angola Government International Bonds, 9.375%, 5/8/48(1)		2,000,000	1,706,130
			4,448,123
Argentina — 1.0%
Argentina Republic Government International Bonds, 3.625%, 7/9/35		13,950,000	6,434,855
Bahrain — 0.4%
Bahrain Government International Bonds, 7.50%, 2/12/36(1)		900,000	896,444
Bahrain Government International Bonds, 7.50%, 9/20/47		2,000,000	1,855,000
			2,751,444
Brazil — 0.9%
Brazil Government International Bonds, 5.00%, 1/27/45		2,650,000	2,002,830
Brazil Government International Bonds, 4.75%, 1/14/50		3,800,000	2,687,698
Brazil Government International Bonds, 7.125%, 5/13/54		900,000	861,476
			5,552,004
Cameroon — 0.3%
Republic of Cameroon International Bonds, 9.50%, 11/19/25		1,733,333	1,716,676
Chile — 3.1%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	6,080,000,000	5,946,374
Chile Government International Bonds, 2.75%, 1/31/27		$4,000,000	3,714,928
Chile Government International Bonds, 4.85%, 1/22/29		714,000	697,383
Chile Government International Bonds, 2.55%, 7/27/33		1,200,000	946,145
Chile Government International Bonds, 3.50%, 1/31/34		2,000,000	1,694,695
Chile Government International Bonds, 4.95%, 1/5/36		2,000,000	1,866,578
Chile Government International Bonds, 5.33%, 1/5/54		4,900,000	4,458,189
			19,324,292
China — 2.6%
China Government Bonds, 2.55%, 10/15/28	CNY	76,000,000	10,663,340
China Government Bonds, 2.67%, 11/25/33	CNY	39,000,000	5,527,015
			16,190,355
Colombia — 4.9%
Colombia Government International Bonds, 3.125%, 4/15/31		$1,800,000	1,397,385
Colombia Government International Bonds, 8.00%, 11/14/35		2,000,000	2,020,896
Colombia Government International Bonds, 7.375%, 9/18/37		2,000,000	1,914,793
Colombia Government International Bonds, 6.125%, 1/18/41		6,200,000	5,105,814
Colombia TES, Series B, 6.00%, 4/28/28	COP	91,000,000,000	20,244,879
			30,683,767
Costa Rica — 0.2%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		$900,000	938,621
Czech Republic — 4.4%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	624,410,000	23,817,064
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	101,000,000	3,538,086
			27,355,150
Dominican Republic — 1.4%
Dominican Republic International Bonds, 5.95%, 1/25/27		$3,000,000	2,949,815
6

		Principal Amount/Shares	Value
Dominican Republic International Bonds, 4.50%, 1/30/30(1)		$1,000,000	$896,647
Dominican Republic International Bonds, 4.875%, 9/23/32		3,100,000	2,721,799
Dominican Republic International Bonds, 5.30%, 1/21/41		2,975,000	2,456,202
			9,024,463
Ecuador — 1.1%
Ecuador Government International Bonds, 0.00%, 7/31/30(1)(2)		8,400,000	4,597,640
Ecuador Government International Bonds, 6.00%, 7/31/30(1)		900,000	635,285
Ecuador Government International Bonds, 3.50%, 7/31/35(1)		2,000,000	1,103,411
Ecuador Government International Bonds, 3.50%, 7/31/35		1,285,000	708,942
			7,045,278
Egypt — 1.1%
Egypt Government International Bonds, 7.60%, 3/1/29(1)		2,000,000	1,804,680
Egypt Government International Bonds, 7.30%, 9/30/33(1)		900,000	722,912
Egypt Government International Bonds, 8.50%, 1/31/47(1)		5,825,000	4,461,659
			6,989,251
El Salvador — 0.7%
El Salvador Government International Bonds, 6.375%, 1/18/27		2,700,000	2,403,716
El Salvador Government International Bonds, 8.625%, 2/28/29		950,000	836,655
El Salvador Government International Bonds, 0.25%, 4/17/30(1)		850,000	25,251
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		850,000	761,291
El Salvador Government International Bonds, 7.65%, 6/15/35		825,000	597,896
			4,624,809
Ghana — 0.5%
Ghana Government International Bonds, 8.125%, 1/18/26(3)(4)		3,200,000	1,607,782
Ghana Government International Bonds, 8.125%, 3/26/32(3)(4)		3,500,000	1,705,428
			3,313,210
Guatemala — 0.9%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,790,750
Guatemala Government Bonds, 5.25%, 8/10/29(1)		300,000	283,654
Guatemala Government Bonds, 7.05%, 10/4/32		1,800,000	1,840,725
Guatemala Government Bonds, 4.65%, 10/7/41(1)		1,375,000	1,046,891
Guatemala Government Bonds, 6.125%, 6/1/50		900,000	792,250
			5,754,270
Hungary — 2.1%
Hungary Government Bonds, 4.50%, 3/23/28	HUF	4,412,270,000	10,976,314
Hungary Government International Bonds, 2.125%, 9/22/31(1)		$2,950,000	2,276,683
			13,252,997
Indonesia — 6.2%
Indonesia Government International Bonds, 4.10%, 4/24/28		3,800,000	3,623,059
Indonesia Government International Bonds, 4.65%, 9/20/32		1,700,000	1,601,428
Indonesia Government International Bonds, 4.75%, 7/18/47		780,000	693,814
Indonesia Government International Bonds, 5.45%, 9/20/52		1,500,000	1,430,881
Indonesia Treasury Bonds, 6.50%, 2/15/31	IDR	339,085,000,000	19,990,779
Indonesia Treasury Bonds, 6.375%, 4/15/32	IDR	9,385,000,000	549,126
Indonesia Treasury Bonds, 8.375%, 4/15/39	IDR	128,000,000,000	8,717,665
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(1)		$1,500,000	1,422,094
Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(1)		1,000,000	1,006,387
			39,035,233
7

		Principal Amount/Shares	Value
Iraq — 0.1%
Iraq International Bonds, 5.80%, 1/15/28		$400,000	$374,669
Ivory Coast — 0.6%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		3,600,000	3,451,320
Jordan — 0.5%
Jordan Government International Bonds, 4.95%, 7/7/25(1)		900,000	865,398
Jordan Government International Bonds, 7.50%, 1/13/29(1)		1,400,000	1,383,053
Jordan Government International Bonds, 7.375%, 10/10/47(1)		860,000	735,622
			2,984,073
Kenya — 0.8%
Republic of Kenya Government International Bonds, 6.875%, 6/24/24(1)		2,440,000	2,435,425
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,395,212
Republic of Kenya Government International Bonds, 8.25%, 2/28/48(1)		1,000,000	844,660
			4,675,297
Malaysia — 2.9%
Malaysia Government Bonds, 3.48%, 6/14/24	MYR	25,000,000	5,239,221
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	9,500,000	2,111,163
Malaysia Government Bonds, 4.07%, 6/15/50	MYR	53,500,000	10,839,735
			18,190,119
Mexico — 9.0%
Mexico Bonos, 5.50%, 3/4/27	MXN	346,400,000	17,869,251
Mexico Bonos, 10.00%, 11/20/36	MXN	192,600,000	11,299,155
Mexico Bonos, Series M, 8.50%, 3/1/29	MXN	266,100,000	14,620,258
Mexico Government International Bonds, 5.00%, 5/7/29		$1,540,000	1,488,446
Mexico Government International Bonds, 2.66%, 5/24/31		1,400,000	1,138,517
Mexico Government International Bonds, 3.50%, 2/12/34		1,000,000	803,127
Mexico Government International Bonds, 6.35%, 2/9/35		205,000	204,236
Mexico Government International Bonds, 6.00%, 5/7/36		9,350,000	9,023,075
			56,446,065
Morocco — 0.2%
Morocco Government International Bonds, 3.00%, 12/15/32		1,500,000	1,171,786
Morocco Government International Bonds, 3.00%, 12/15/32(1)		100,000	78,151
			1,249,937
Nigeria — 1.0%
Nigeria Government International Bonds, 7.625%, 11/21/25		1,000,000	995,880
Nigeria Government International Bonds, 6.50%, 11/28/27		1,500,000	1,393,095
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		3,700,000	3,081,915
Nigeria Government International Bonds, 7.625%, 11/28/47(1)		1,050,000	782,938
			6,253,828
Oman — 0.9%
Oman Government International Bonds, 5.625%, 1/17/28(1)		1,800,000	1,774,660
Oman Government International Bonds, 6.00%, 8/1/29		2,600,000	2,605,535
Oman Government International Bonds, 6.75%, 1/17/48(1)		1,000,000	991,930
			5,372,125
Pakistan — 0.8%
Pakistan Government International Bonds, 8.25%, 9/30/25(1)		925,000	886,126
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		740,000	637,251
Pakistan Government International Bonds, 7.375%, 4/8/31(1)		2,500,000	1,990,198
8

		Principal Amount/Shares	Value
Pakistan Government International Bonds, 8.875%, 4/8/51(1)		$1,550,000	$1,189,490
			4,703,065
Panama — 1.6%
Panama Government International Bonds, 9.375%, 4/1/29		200,000	218,642
Panama Government International Bonds, 6.40%, 2/14/35		950,000	874,099
Panama Government International Bonds, 6.875%, 1/31/36		2,709,000	2,557,776
Panama Government International Bonds, 8.00%, 3/1/38		644,000	657,387
Panama Government International Bonds, 4.50%, 4/16/50		7,775,000	5,008,293
Panama Government International Bonds, 6.85%, 3/28/54		1,000,000	873,089
			10,189,286
Paraguay — 0.2%
Paraguay Government International Bonds, 3.85%, 6/28/33(1)		1,100,000	931,700
Peru — 2.8%
Peru Government International Bonds, 6.35%, 8/12/28	PEN	22,000,000	5,955,766
Peru Government International Bonds, 2.78%, 1/23/31		$2,300,000	1,914,520
Peru Government International Bonds, 8.75%, 11/21/33		2,500,000	2,978,250
Peru Government International Bonds, 3.00%, 1/15/34		4,500,000	3,535,875
Peru Government International Bonds, 6.90%, 8/12/37	PEN	13,000,000	3,281,805
			17,666,216
Philippines — 0.7%
Philippines Government International Bonds, 6.375%, 1/15/32		$1,800,000	1,900,412
Philippines Government International Bonds, 5.50%, 1/17/48		733,000	707,880
ROP Sukuk Trust, 5.05%, 6/6/29(1)		1,800,000	1,773,000
			4,381,292
Poland — 4.1%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,676,960
Republic of Poland Government Bonds, 2.50%, 7/25/27	PLN	65,000,000	14,678,456
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	30,000,000	5,566,788
Republic of Poland Government International Bonds, 5.75%, 11/16/32		$850,000	866,798
			25,789,002
Romania — 2.3%
Romania Government Bonds, Series 10Y, 8.25%, 9/29/32	RON	36,000,000	8,376,777
Romania Government International Bonds, 6.625%, 2/17/28(1)		$2,000,000	2,027,210
Romania Government International Bonds, 7.125%, 1/17/33(1)		1,000,000	1,034,690
Romania Government International Bonds, 6.00%, 5/25/34(1)		1,500,000	1,438,500
Romania Government International Bonds, 7.625%, 1/17/53(1)		1,326,000	1,418,223
			14,295,400
Saudi Arabia — 0.6%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		1,035,000	1,017,338
Saudi Government International Bonds, 4.625%, 10/4/47(1)		1,400,000	1,150,786
Saudi Government International Bonds, 5.75%, 1/16/54(1)		1,550,000	1,453,125
			3,621,249
Senegal — 0.2%
Senegal Government International Bonds, 6.25%, 5/23/33(1)		1,650,000	1,397,388
Serbia — 0.2%
Serbia International Bonds, 6.50%, 9/26/33(1)		1,260,000	1,261,575
South Africa — 3.3%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	463,410,000	18,412,061
Republic of South Africa Government International Bonds, 4.30%, 10/12/28		$1,425,000	1,271,805
9

		Principal Amount/Shares	Value
Republic of South Africa Government International Bonds, 5.75%, 9/30/49		$1,750,000	$1,241,870
			20,925,736
Sri Lanka — 0.6%
Sri Lanka Government International Bonds, 6.75%, 4/18/28(1)(3)(4)		2,000,000	1,140,707
Sri Lanka Government International Bonds, 7.85%, 3/14/29(3)(4)		4,800,000	2,719,745
			3,860,452
Thailand — 4.5%
Thailand Government Bonds, 2.40%, 3/17/29	THB	750,000,000	20,089,839
Thailand Government Bonds, 1.59%, 12/17/35	THB	326,800,000	7,712,536
			27,802,375
Trinidad and Tobago — 0.3%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		$1,825,000	1,808,119
Turkey — 2.3%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(1)		900,000	948,348
Turkiye Government International Bonds, 4.875%, 10/9/26		2,000,000	1,939,660
Turkiye Government International Bonds, 6.00%, 3/25/27		1,800,000	1,777,500
Turkiye Government International Bonds, 9.875%, 1/15/28		1,025,000	1,127,044
Turkiye Government International Bonds, 5.125%, 2/17/28		1,000,000	946,875
Turkiye Government International Bonds, 7.625%, 5/15/34		2,900,000	2,871,363
Turkiye Government International Bonds, 6.875%, 3/17/36		3,500,000	3,252,777
Turkiye Government International Bonds, 6.00%, 1/14/41		2,000,000	1,616,400
			14,479,967
Ukraine — 0.4%
Ukraine Government International Bonds, 7.25%, 3/15/35(3)(4)		9,200,000	2,303,054
Ukraine Government International Bonds, 7.25%, 3/15/35(1)(3)(4)		750,000	187,848
			2,490,902
United Arab Emirates — 0.5%
UAE International Government Bonds, 4.95%, 7/7/52(1)		3,300,000	2,977,095
Venezuela — 0.2%
Venezuela Government International Bonds, 8.25%, 10/13/24(3)(4)		5,900,000	1,086,909
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $474,094,392)			463,099,959
CORPORATE BONDS — 18.1%
Brazil — 2.5%
3R Lux SARL, 9.75%, 2/5/31(1)		2,187,000	2,300,959
Acu Petroleo Luxembourg SARL, 7.50%, 7/13/35		2,671,524	2,559,470
Ambipar Lux SARL, 9.875%, 2/6/31(1)		900,000	891,510
Banco Bradesco SA, 3.20%, 1/27/25		2,000,000	1,953,972
Banco BTG Pactual SA, 4.50%, 1/10/25		2,000,000	1,973,402
Banco BTG Pactual SA, 6.25%, 4/8/29(1)		490,000	486,474
Banco do Brasil SA, 6.00%, 3/18/31(1)		1,400,000	1,358,210
Banco Votorantim SA, 4.375%, 7/29/25		2,000,000	1,942,067
Guara Norte SARL, 5.20%, 6/15/34(1)		2,613,210	2,370,948
			15,837,012
Chile — 0.4%
AES Andes SA, 6.30%, 3/15/29(1)		1,800,000	1,776,052
VTR Finance NV, 6.375%, 7/15/28(1)		1,100,000	777,053
			2,553,105
10

	Principal Amount/Shares	Value
China — 0.2%
Alibaba Group Holding Ltd., 4.20%, 12/6/47	$450,000	$351,080
Tencent Holdings Ltd., 3.24%, 6/3/50	1,300,000	833,950
		1,185,030
Colombia — 1.1%
Ecopetrol SA, 6.875%, 4/29/30	1,900,000	1,813,739
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	6,160,000	5,044,243
		6,857,982
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(1)	2,000,000	1,868,889
India — 0.3%
Greenko Dutch BV, 3.85%, 3/29/26	2,002,000	1,871,870
Indonesia — 0.8%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 5/15/30(1)	1,000,000	969,384
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 5/15/50(1)	1,000,000	887,667
Medco Bell Pte. Ltd., 6.375%, 1/30/27	1,365,000	1,330,032
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 6/30/30	2,000,000	1,708,581
		4,895,664
Kazakhstan — 0.3%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	480,182
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,245,230
		1,725,412
Luxembourg — 0.6%
EIG Pearl Holdings SARL, 3.55%, 8/31/36(1)	4,500,000	3,739,554
Malaysia — 0.3%
Petronas Capital Ltd., 4.55%, 4/21/50	2,375,000	1,978,766
Mexico — 4.8%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25	1,000,000	994,128
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, VRN, 7.53%, 10/1/28	1,800,000	1,871,897
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	2,000,000	1,827,037
Becle SAB de CV, 2.50%, 10/14/31	800,000	617,960
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 2/15/39(1)	1,200,000	1,257,487
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,538,250	2,513,022
Grupo Axo SAPI de CV, 5.75%, 6/8/26	2,700,000	2,599,873
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	2,862,000	2,105,330
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	1,693,000	1,261,830
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,749,760
Petroleos Mexicanos, 5.95%, 1/28/31	7,100,000	5,606,460
Petroleos Mexicanos, 10.00%, 2/7/33(5)	3,690,000	3,617,631
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	2,579,212	2,311,731
Trust Fibra Uno, 7.375%, 2/13/34(1)	1,850,000	1,811,868
		30,146,014
Morocco — 0.3%
OCP SA, 6.75%, 5/2/34(1)(6)	1,800,000	1,775,142
Nigeria — 0.1%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	860,000	812,485
11

	Principal Amount/Shares	Value
Panama — 0.2%
C&W Senior Finance Ltd., 6.875%, 9/15/27(1)	$1,000,000	$948,050
Paraguay — 0.3%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(2)	898,111	661,459
Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(2)	1,666,666	1,130,097
		1,791,556
Peru — 0.8%
Banco de Credito del Peru SA, VRN, 3.25%, 9/30/31	900,000	827,415
Banco Internacional del Peru SAA Interbank, VRN, 4.00%, 7/8/30	597,000	573,539
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 9/18/33(1)	1,600,000	1,702,563
Inkia Energy Ltd., 5.875%, 11/9/27	1,122,000	1,091,915
Minsur SA, 4.50%, 10/28/31	900,000	782,710
		4,978,142
Qatar — 0.3%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	335,612
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	1,900,000	1,699,217
		2,034,829
Saudi Arabia — 1.6%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	991,975
Saudi Arabian Oil Co., 3.50%, 4/16/29	2,000,000	1,840,260
Saudi Arabian Oil Co., 3.25%, 11/24/50	8,000,000	5,154,960
TMS Issuer SARL, 5.78%, 8/23/32(1)	2,000,000	2,019,000
		10,006,195
South Africa — 1.6%
Eskom Holdings SOC Ltd., 7.125%, 2/11/25(1)	1,900,000	1,891,260
Eskom Holdings SOC Ltd., 4.31%, 7/23/27	2,000,000	1,818,750
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	5,000,000	4,735,975
Prosus NV, 4.85%, 7/6/27	250,000	240,210
Prosus NV, 4.19%, 1/19/32	1,845,000	1,563,444
		10,249,639
United Arab Emirates — 0.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	905,000	868,173
DP World Crescent Ltd., 4.85%, 9/26/28	800,000	775,568
		1,643,741
United Kingdom — 0.3%
Sisecam U.K. PLC, 8.25%, 5/2/29(1)(6)	2,100,000	2,140,123
United States — 0.7%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)(5)	5,000,000	4,332,366
TOTAL CORPORATE BONDS (Cost $120,053,290)		113,371,566
U.S. TREASURY SECURITIES — 2.2%
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,148,789
U.S. Treasury Notes, 2.875%, 8/15/28(7)	3,885,000	3,602,351
U.S. Treasury Notes, 1.25%, 8/15/31(7)	3,000,000	2,370,234
U.S. Treasury Notes, 1.875%, 2/15/32(7)	6,700,000	5,477,250
U.S. Treasury Notes, 3.375%, 5/15/33	1,109,000	1,002,432
TOTAL U.S. TREASURY SECURITIES (Cost $17,012,441)		13,601,056
PREFERRED STOCKS — 0.1%
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $400,000)	400,000	398,502
12

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	83,851	$83,851
State Street Navigator Securities Lending Government Money Market Portfolio(8)	4,869,978	4,869,978
		4,953,829
Repurchase Agreements — 4.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/49, valued at $1,715,497), in a joint trading account at 5.29%, dated 4/30/24, due 5/1/24 (Delivery value $1,687,346)		1,687,098
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $20,512,537), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $20,112,961)		20,110,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 4.875%, 11/30/25 - 5/15/30, valued at $6,884,998), at 5.30%, dated 4/30/24, due 5/1/24 (Delivery value $6,749,994)		6,749,000
		28,546,098
TOTAL SHORT-TERM INVESTMENTS (Cost $33,499,927)		33,499,927
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $645,060,050)		623,971,010
OTHER ASSETS AND LIABILITIES — 0.2%		1,060,929
TOTAL NET ASSETS — 100.0%		$625,031,939

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	15,518,617	USD	2,943,218	Citibank N.A.	6/20/24	$31,753
BRL	12,016,697	USD	2,392,782	JPMorgan Chase Bank N.A.	6/20/24	(89,142)
BRL	16,355,659	USD	3,132,872	JPMorgan Chase Bank N.A.	6/20/24	2,562
BRL	34,458,280	USD	6,502,421	Morgan Stanley(9)	6/20/24	103,346
BRL	16,355,660	USD	3,132,308	Morgan Stanley(9)	6/20/24	3,126
BRL	16,355,659	USD	3,120,833	Morgan Stanley(9)	6/20/24	14,602
BRL	188,736,065	USD	37,817,175	UBS AG	6/20/24	(1,635,842)
BRL	25,805,165	USD	4,957,064	UBS AG	6/20/24	(10,127)
USD	9,213,693	BRL	48,390,407	Goldman Sachs & Co.	6/20/24	(62,910)
USD	3,100,136	BRL	16,182,709	Morgan Stanley(9)	6/20/24	(2,143)
USD	6,059,988	BRL	32,049,456	Morgan Stanley(9)	6/20/24	(84,000)
USD	6,210,042	BRL	32,118,959	Morgan Stanley(9)	6/20/24	52,731
USD	7,015,956	BRL	36,265,477	Morgan Stanley(9)	6/20/24	63,743
CLP	6,728,155,781	USD	6,917,701	Bank of America N.A.	6/21/24	87,132
CLP	2,995,936,902	USD	3,185,473	Bank of America N.A.	6/21/24	(66,336)
CLP	6,010,738,135	USD	6,392,362	Bank of America N.A.	6/21/24	(134,449)
CLP	6,081,857,883	USD	6,329,467	Bank of America N.A.	6/21/24	2,491
CLP	3,202,909,429	USD	3,289,455	Bank of America N.A.	6/21/24	45,165
CLP	6,052,234,402	USD	6,331,875	JPMorgan Chase Bank N.A.	6/21/24	(30,759)
CLP	1,574,408,298	USD	1,607,359	Morgan Stanley(9)	6/21/24	31,792
CLP	2,004,114,101	USD	2,044,493	Morgan Stanley(9)	6/21/24	42,035
CLP	2,821,205,874	USD	2,925,320	UBS AG	6/21/24	11,900
USD	6,834,568	CLP	6,486,005,392	Bank of America N.A.	6/21/24	81,844
USD	6,848,007	CLP	6,502,182,521	Bank of America N.A.	6/21/24	78,440
13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,916,368	CLP	12,205,967,621	Bank of America N.A.	6/21/24	$208,463
USD	12,734,302	CLP	12,103,954,176	Morgan Stanley(9)	6/21/24	132,606
CNY	65,222,734	USD	9,194,070	JPMorgan Chase Bank N.A.	6/20/24	(26,721)
COP	31,578,110,378	USD	7,936,831	Bank of America N.A.	6/20/24	53,794
COP	24,883,144,021	USD	6,339,186	Morgan Stanley(9)	6/20/24	(42,677)
COP	25,768,392,472	USD	6,540,766	Morgan Stanley(9)	6/20/24	(20,250)
USD	15,348,340	COP	61,316,617,393	Bank of America N.A.	6/20/24	(167,410)
USD	6,156,296	COP	24,354,060,621	JPMorgan Chase Bank N.A.	6/20/24	(6,332)
USD	5,995,272	COP	23,949,673,060	JPMorgan Chase Bank N.A.	6/20/24	(65,029)
USD	8,289,351	COP	32,427,030,227	JPMorgan Chase Bank N.A.	6/20/24	83,913
USD	6,249,068	COP	24,695,190,451	UBS AG	6/20/24	119
CZK	157,871,150	USD	6,654,939	JPMorgan Chase Bank N.A.	6/20/24	44,670
USD	7,814,844	CZK	181,187,148	Bank of America N.A.	6/20/24	125,769
USD	6,290,976	CZK	149,066,692	Citibank N.A.	6/20/24	(34,996)
HKD	73,415,531	USD	9,403,140	Citibank N.A.	6/20/24	(4,418)
USD	9,391,443	HKD	73,415,531	Citibank N.A.	6/20/24	(7,279)
HUF	2,321,845,687	USD	6,396,269	Bank of America N.A.	6/20/24	(81,126)
HUF	2,321,887,690	USD	6,458,807	Bank of America N.A.	6/20/24	(143,551)
HUF	3,713,054,109	USD	9,950,770	Bank of America N.A.	6/20/24	148,294
HUF	2,304,691,977	USD	6,216,282	Bank of America N.A.	6/20/24	52,205
HUF	3,704,041,615	USD	10,039,177	Citibank N.A.	6/20/24	35,374
HUF	3,750,370,078	USD	10,258,292	JPMorgan Chase Bank N.A.	6/20/24	(57,734)
HUF	3,728,291,039	USD	10,124,629	JPMorgan Chase Bank N.A.	6/20/24	15,877
HUF	1,379,361,471	USD	3,783,310	JPMorgan Chase Bank N.A.	6/20/24	(31,611)
HUF	243,296,384	USD	669,307	Morgan Stanley(9)	6/20/24	(7,570)
HUF	2,348,670,745	USD	6,405,374	Morgan Stanley(9)	6/20/24	(17,271)
HUF	2,302,678,824	USD	6,220,502	Morgan Stanley(9)	6/20/24	42,509
HUF	2,283,348,864	USD	6,213,776	Morgan Stanley(9)	6/20/24	(3,340)
HUF	2,302,091,037	USD	6,297,921	Morgan Stanley(9)	6/20/24	(36,509)
HUF	3,719,080,892	USD	10,071,225	UBS AG	6/20/24	44,230
USD	6,034,132	HUF	2,180,701,023	Bank of America N.A.	6/20/24	102,886
USD	16,481,029	HUF	5,992,681,805	Citibank N.A.	6/20/24	181,651
USD	9,909,406	HUF	3,712,847,399	Goldman Sachs & Co.	6/20/24	(189,095)
USD	3,117,668	HUF	1,137,792,906	JPMorgan Chase Bank N.A.	6/20/24	23,007
USD	16,500,496	HUF	6,013,605,630	JPMorgan Chase Bank N.A.	6/20/24	144,207
USD	12,388,812	HUF	4,609,002,735	JPMorgan Chase Bank N.A.	6/20/24	(147,125)
USD	9,988,617	HUF	3,704,093,076	JPMorgan Chase Bank N.A.	6/20/24	(86,074)
USD	9,466,360	HUF	3,472,073,571	Morgan Stanley(9)	6/20/24	22,735
USD	6,953,017	HUF	2,556,633,565	Morgan Stanley(9)	6/20/24	(720)
USD	3,669,184	HUF	1,352,519,761	UBS AG	6/20/24	(9,509)
IDR	147,515,953,580	USD	9,351,249	Bank of America N.A.	6/20/24	(291,798)
IDR	101,403,242,113	USD	6,278,839	Bank of America N.A.	6/20/24	(51,324)
IDR	58,989,648,948	USD	3,648,498	JPMorgan Chase Bank N.A.	6/20/24	(25,745)
USD	11,909,870	IDR	186,901,582,621	Morgan Stanley(9)	6/20/24	431,614
ILS	47,399,179	USD	12,516,287	Bank of America N.A.	6/20/24	179,095
ILS	47,241,449	USD	12,621,279	UBS AG	6/20/24	31,856
USD	12,823,141	ILS	45,785,921	Bank of America N.A.	6/20/24	559,853
USD	6,502,119	ILS	23,617,011	JPMorgan Chase Bank N.A.	6/20/24	176,545
USD	6,717,513	ILS	25,237,696	JPMorgan Chase Bank N.A.	6/20/24	(42,144)
USD	6,241,373	ILS	23,595,511	UBS AG	6/20/24	(78,442)
INR	795,907,115	USD	9,587,463	JPMorgan Chase Bank N.A.	6/14/24	(68,163)
14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,048,479,977	USD	12,632,608	UBS AG	6/14/24	$(92,457)
INR	781,089,045	USD	9,346,491	UBS AG	6/14/24	(4,419)
USD	12,606,468	INR	1,048,479,977	Morgan Stanley(9)	6/14/24	66,317
USD	9,562,399	INR	795,907,115	Morgan Stanley(9)	6/14/24	43,098
USD	9,363,600	INR	781,089,045	UBS AG	6/14/24	21,529
KRW	4,293,640,837	USD	3,250,434	JPMorgan Chase Bank N.A.	6/20/24	(145,270)
KRW	4,166,715,247	USD	3,034,492	JPMorgan Chase Bank N.A.	6/20/24	(21,120)
KRW	4,623,823,418	USD	3,448,813	Morgan Stanley(9)	6/20/24	(104,860)
KRW	4,298,645,339	USD	3,207,825	Morgan Stanley(9)	6/20/24	(99,041)
KRW	8,490,018,357	USD	6,416,520	UBS AG	6/20/24	(276,533)
KRW	4,261,219,731	USD	3,228,622	UBS AG	6/20/24	(146,905)
KRW	8,421,815,027	USD	6,301,867	UBS AG	6/20/24	(211,204)
KRW	8,647,522,901	USD	6,283,740	UBS AG	6/20/24	(29,845)
KRW	4,299,279,772	USD	3,132,364	UBS AG	6/20/24	(23,122)
USD	12,696,764	KRW	17,338,701,111	Bank of America N.A.	6/20/24	157,403
USD	12,537,104	KRW	17,050,461,598	Morgan Stanley(9)	6/20/24	206,198
MXN	18,469,375	USD	1,088,021	Bank of America N.A.	6/20/24	(18,087)
MXN	101,796,808	USD	5,931,787	Goldman Sachs & Co.	6/20/24	(34,683)
MXN	106,513,091	USD	6,152,813	Goldman Sachs & Co.	6/20/24	17,505
MXN	106,817,191	USD	6,143,156	Goldman Sachs & Co.	6/20/24	44,779
MXN	107,102,931	USD	6,294,808	Morgan Stanley(9)	6/20/24	(90,321)
MXN	106,345,867	USD	6,386,390	Morgan Stanley(9)	6/20/24	(225,760)
MXN	56,776,421	USD	3,393,552	Morgan Stanley(9)	6/20/24	(104,486)
MXN	116,458,124	USD	6,794,431	Morgan Stanley(9)	6/20/24	(47,996)
USD	6,709,090	MXN	112,657,080	Bank of America N.A.	6/20/24	182,850
USD	12,118,361	MXN	208,885,318	Goldman Sachs & Co.	6/20/24	17,606
USD	6,157,643	MXN	105,917,625	JPMorgan Chase Bank N.A.	6/20/24	21,821
USD	6,124,681	MXN	106,751,972	JPMorgan Chase Bank N.A.	6/20/24	(59,475)
USD	15,184,140	MXN	260,154,019	Morgan Stanley(9)	6/20/24	113,382
USD	3,090,029	MXN	52,004,299	Morgan Stanley(9)	6/20/24	77,413
USD	6,184,915	MXN	103,973,976	Morgan Stanley(9)	6/20/24	161,688
MYR	62,181,566	USD	13,235,753	Morgan Stanley(9)	6/20/24	(226,212)
PEN	24,198,597	USD	6,581,071	Morgan Stanley(9)	6/20/24	(156,869)
USD	6,396,541	PEN	23,792,573	Bank of America N.A.	6/20/24	80,130
USD	3,189,299	PEN	11,879,447	Goldman Sachs & Co.	6/20/24	35,564
USD	6,400,056	PEN	23,666,702	Morgan Stanley(9)	6/20/24	117,061
USD	9,375,073	PHP	538,995,475	JPMorgan Chase Bank N.A.	6/20/24	52,742
PLN	51,182,765	USD	12,481,093	Bank of America N.A.	6/20/24	130,072
PLN	50,670,849	USD	12,579,908	Bank of America N.A.	6/20/24	(94,877)
PLN	25,275,642	USD	6,265,898	Bank of America N.A.	6/20/24	(38,113)
PLN	25,863,214	USD	6,331,653	Citibank N.A.	6/20/24	40,907
PLN	24,955,857	USD	6,148,189	Goldman Sachs & Co.	6/20/24	803
PLN	38,562,682	USD	9,682,398	JPMorgan Chase Bank N.A.	6/20/24	(180,756)
PLN	28,141,800	USD	7,061,479	JPMorgan Chase Bank N.A.	6/20/24	(127,488)
PLN	25,411,931	USD	6,397,026	JPMorgan Chase Bank N.A.	6/20/24	(135,660)
PLN	25,505,835	USD	6,312,105	Morgan Stanley(9)	6/20/24	(27,602)
USD	13,005,645	PLN	51,504,889	Bank of America N.A.	6/20/24	315,111
USD	3,127,222	PLN	12,563,031	Bank of America N.A.	6/20/24	31,758
USD	6,213,910	PLN	25,408,916	Bank of America N.A.	6/20/24	(46,713)
USD	6,295,059	PLN	25,609,101	Citibank N.A.	6/20/24	(14,889)
USD	6,151,167	PLN	24,834,205	Citibank N.A.	6/20/24	32,149
15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,267,826	PLN	24,884,233	JPMorgan Chase Bank N.A.	6/20/24	$136,482
USD	12,276,016	PLN	50,665,015	JPMorgan Chase Bank N.A.	6/20/24	(207,578)
USD	5,521,938	PLN	21,747,750	Morgan Stanley(9)	6/20/24	163,407
USD	3,765,294	PLN	15,052,690	UBS AG	6/20/24	56,391
USD	6,293,218	PLN	25,411,725	UBS AG	6/20/24	31,903
RON	28,965,402	USD	6,319,932	JPMorgan Chase Bank N.A.	6/20/24	(112,381)
USD	6,111,010	RON	28,470,373	JPMorgan Chase Bank N.A.	6/20/24	9,549
USD	2,730,167	RON	12,423,898	UBS AG	6/20/24	67,612
THB	309,118,932	USD	8,789,899	JPMorgan Chase Bank N.A.	6/20/24	(417,367)
THB	467,991,020	USD	13,045,406	JPMorgan Chase Bank N.A.	6/20/24	(369,800)
THB	236,269,088	USD	6,576,915	JPMorgan Chase Bank N.A.	6/20/24	(177,532)
THB	416,854,807	USD	11,544,842	JPMorgan Chase Bank N.A.	6/20/24	(254,268)
THB	229,354,401	USD	6,475,280	UBS AG	6/20/24	(263,182)
USD	13,067,793	THB	463,841,303	Bank of America N.A.	6/20/24	504,583
USD	12,636,024	THB	449,337,017	Bank of America N.A.	6/20/24	465,665
USD	6,321,270	THB	232,907,192	Bank of America N.A.	6/20/24	12,944
USD	12,820,928	THB	462,511,260	JPMorgan Chase Bank N.A.	6/20/24	293,742
USD	6,216,777	THB	223,270,502	JPMorgan Chase Bank N.A.	6/20/24	169,462
USD	4,680,264	THB	171,705,778	Morgan Stanley(9)	6/20/24	29,588
TRY	100,229,389	USD	2,843,730	Goldman Sachs & Co.	6/20/24	100,996
TRY	105,512,720	USD	2,976,711	JPMorgan Chase Bank N.A.	6/20/24	123,239
TRY	101,398,734	USD	2,790,345	Morgan Stanley(9)	6/20/24	188,736
USD	1,485,592	TRY	52,211,116	Citibank N.A.	6/20/24	(48,364)
USD	1,483,270	TRY	52,211,116	Goldman Sachs & Co.	6/20/24	(50,685)
USD	9,658,368	TWD	306,894,645	Goldman Sachs & Co.	6/20/24	247,453
USD	3,039,584	TWD	99,007,762	JPMorgan Chase Bank N.A.	6/20/24	3,514
USD	6,369,225	ZAR	120,569,424	Bank of America N.A.	6/20/24	(12,027)
USD	12,849,309	ZAR	240,799,764	Goldman Sachs & Co.	6/20/24	104,752
USD	12,691,436	ZAR	239,248,078	Goldman Sachs & Co.	6/20/24	29,003
USD	6,017,556	ZAR	115,321,647	Morgan Stanley(9)	6/20/24	(85,952)
USD	7,323,019	ZAR	137,953,448	Morgan Stanley(9)	6/20/24	21,701
ZAR	123,378,569	USD	6,452,294	Bank of America N.A.	6/20/24	77,634
ZAR	124,534,710	USD	6,625,405	JPMorgan Chase Bank N.A.	6/20/24	(34,287)
ZAR	121,346,284	USD	6,437,444	Morgan Stanley(9)	6/20/24	(15,077)
ZAR	239,057,743	USD	12,708,150	Morgan Stanley(9)	6/20/24	(55,791)
ZAR	251,084,409	USD	13,229,691	Morgan Stanley(9)	6/20/24	59,191
ZAR	118,466,114	USD	6,152,303	Morgan Stanley(9)	6/20/24	117,629
						$(271,729)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	22	June 2024	$4,458,438	$(43,125)
U.S. Treasury 5-Year Notes	172	June 2024	18,015,656	(365,493)
U.S. Treasury Long Bonds	19	June 2024	2,162,438	(120,859)
U.S. Treasury Ultra Bonds	63	June 2024	7,532,437	(461,074)
			$32,168,969	$(990,551)
^Amount represents value and unrealized appreciation (depreciation).

16

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	418	June 2024	$46,071,438	$1,477,138
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazilian Government International Bond	Buy	(1.00)%	6/20/29	$16,980,000	$294,649	$48,528	$343,177
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$7,500,000	(148,205)	9,290	(138,915)
Colombia Government International Bond	Buy	(1.00)%	6/20/29	$12,830,000	471,780	13,900	485,680
Markit CDX Emerging Markets Index Series 41	Buy	(1.00)%	6/20/29	$16,550,000	535,055	(3,403)	531,652
Markit CDX North America High Yield Index Series 41	Buy	(5.00)%	12/20/28	$12,474,000	(830,331)	(7,957)	(838,288)
Mexico Government International Bond	Buy	(1.00)%	6/20/29	$29,560,000	(75,492)	17,918	(57,574)
Republic of South Africa Government International Bond	Buy	(1.00)%	6/20/29	$10,568,000	693,523	(81,382)	612,141
					$940,979	$(3,106)	$937,873
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
BZDIOVRA	Pay	11.97%	1/2/26	BRL	38,987,649	$(547)	$136,147	$135,600

17

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Pay	12.96%	1/2/26	BRL	60,455,066	$540,551
Goldman Sachs & Co.	BZDIOVRA	Pay	10.85%	1/2/26	BRL	27,510,129	(48,671)
Goldman Sachs & Co.	BZDIOVRA	Pay	10.37%	1/2/26	BRL	27,923,471	(112,106)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.63%	1/2/26	BRL	53,716,175	(188,483)
							$191,291
*Amount represents value and unrealized appreciation (depreciation).
18

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	New Romanian Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $143,448,474, which represented 23.0% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,661,027. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,935,033.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,875,146, which includes securities collateral of $5,168.
(9)Collateral has been received at the custodian bank for collateral requirements on swap agreements and forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $273,863.

See Notes to Financial Statements.
19

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $640,190,072) — including $4,661,027 of securities on loan	$619,101,032
Investment made with cash collateral received for securities on loan, at value (cost of $4,869,978)	4,869,978
Total investment securities, at value (cost of $645,060,050)	623,971,010
Cash	665,000
Foreign currency holdings, at value (cost of $2,693,566)	1,377,477
Receivable for capital shares sold	41,307
Receivable for variation margin on futures contracts	114,782
Receivable for variation margin on swap agreements	232,878
Unrealized appreciation on forward foreign currency exchange contracts	8,476,996
Swap agreements, at value	540,551
Interest receivable	8,392,135
Securities lending receivable	1,784
643,813,920

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	450,000
Payable for collateral received for swap agreements	170,000
Payable for collateral received for securities on loan	4,869,978
Payable for investments purchased	3,881,338
Payable for capital shares redeemed	192,474
Payable for variation margin on swap agreements	34,810
Unrealized depreciation on forward foreign currency exchange contracts	8,748,725
Swap agreements, at value	349,260
Accrued management fees	85,263
Distribution and service fees payable	133
18,781,981

Net Assets	$625,031,939

Net Assets Consist of:
Capital paid in	$745,742,535
Distributable earnings (loss)	(120,710,596)
$625,031,939

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$84,546,567	9,731,101	$8.69
I Class	$4,551,443	523,535	$8.69
Y Class	$27,525,598	3,168,120	$8.69
A Class	$245,735	28,328	$8.67
C Class	$7,764	898	$8.65
R Class	$182,618	21,067	$8.67
R5 Class	$65,862	7,581	$8.69
R6 Class	$284,706	32,762	$8.69
G Class	$507,621,646	58,376,175	$8.70
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.08 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
20

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $122,693)	$20,822,992
Securities lending, net	14,005
20,836,997

Expenses:
Management fees	2,346,882
Interest expenses	47,206
Distribution and service fees:
A Class	313
C Class	38
R Class	421
Trustees' fees and expenses	23,111
2,417,971
Fees waived(1)	(1,824,658)
593,313

Net investment income (loss)	20,243,684

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $71,110)	(1,029,502)
Forward foreign currency exchange contract transactions	382,397
Futures contract transactions	155,126
Swap agreement transactions	(3,545,597)
Foreign currency translation transactions	32,358
(4,005,218)

Change in net unrealized appreciation (depreciation) on:
Investments	28,767,428
Forward foreign currency exchange contracts	(716,310)
Futures contracts	842,945
Swap agreements	147,683
Translation of assets and liabilities in foreign currencies	21,315
29,063,061

Net realized and unrealized gain (loss)	25,057,843

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,301,527
(1)Amount consists of $12,885, $796, $4,010, $38, $2, $25, $10, $42 and $1,806,850 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
21

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$20,243,684	$39,093,749
Net realized gain (loss)	(4,005,218)	(23,986,953)
Change in net unrealized appreciation (depreciation)	29,063,061	27,372,783
Net increase (decrease) in net assets resulting from operations	45,301,527	42,479,579

Distributions to Shareholders
From earnings:
Investor Class	(2,601,868)	(4,819,159)
I Class	(161,841)	(380,601)
Y Class	(847,322)	(1,226,137)
A Class	(7,543)	(9,908)
C Class	(200)	(536)
R Class	(4,644)	(8,118)
R5 Class	(2,117)	(2,481)
R6 Class	(8,996)	(13,472)
G Class	(17,974,133)	(29,076,759)
Decrease in net assets from distributions	(21,608,664)	(35,537,171)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,974,424)	55,352,762

Net increase (decrease) in net assets	17,718,439	62,295,170

Net Assets
Beginning of period	607,313,500	545,018,330
End of period	$625,031,939	$607,313,500

See Notes to Financial Statements.
22

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

23

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

24

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,869,978	—	—	—	$4,869,978
Gross amount of recognized liabilities for securities lending transactions					$4,869,978
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

25

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  During the period ended April 30, 2024, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2025 and cannot terminate it prior to such date without the approval of the Board of Trustees.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2024 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.96%	0.93%
I Class	0.86%	0.83%
Y Class	0.76%	0.73%
A Class	0.96%	0.93%
C Class	0.96%	0.93%
R Class	0.96%	0.93%
R5 Class	0.76%	0.73%
R6 Class	0.71%	0.68%
G Class	0.71%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 were $216,249,789 and $158,325,316, respectively.

26

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	207,637	$1,834,400	2,927,613	$26,075,927
Issued in reinvestment of distributions	293,234	2,596,782	553,255	4,809,898
Redeemed	(1,146,318)	(10,086,371)	(3,502,061)	(30,553,468)
	(645,447)	(5,655,189)	(21,193)	332,357
I Class
Sold	381,918	3,369,122	1,033,805	9,110,009
Issued in reinvestment of distributions	18,266	161,841	43,813	380,601
Redeemed	(502,637)	(4,445,871)	(1,046,104)	(9,194,378)
	(102,453)	(914,908)	31,514	296,232
Y Class
Sold	445,968	3,928,970	608,477	5,303,704
Issued in reinvestment of distributions	95,690	847,322	141,050	1,225,687
Redeemed	(266,891)	(2,355,466)	(411,895)	(3,596,253)
	274,767	2,420,826	337,632	2,933,138
A Class
Sold	1,107	9,720	7,782	65,419
Issued in reinvestment of distributions	853	7,543	1,141	9,908
Redeemed	(2,295)	(20,239)	(4,989)	(43,729)
	(335)	(2,976)	3,934	31,598
C Class
Issued in reinvestment of distributions	23	200	62	536
Redeemed	—	—	(1,207)	(10,607)
	23	200	(1,145)	(10,071)
R Class
Sold	4,356	38,356	10,249	89,257
Issued in reinvestment of distributions	525	4,644	933	8,092
Redeemed	(2,184)	(18,996)	(10,889)	(92,508)
	2,697	24,004	293	4,841
R5 Class
Sold	14	120	6,466	56,760
Issued in reinvestment of distributions	239	2,117	285	2,481
Redeemed	(135)	(1,195)	(135)	(1,185)
	118	1,042	6,616	58,056
R6 Class
Sold	896	7,901	6,462	56,321
Issued in reinvestment of distributions	1,016	8,996	1,550	13,472
Redeemed	(399)	(3,511)	(9,281)	(81,093)
	1,513	13,386	(1,269)	(11,300)
G Class
Sold	2,360,547	20,879,589	5,968,432	52,150,865
Issued in reinvestment of distributions	2,029,857	17,974,133	3,345,892	29,076,759
Redeemed	(4,599,756)	(40,714,531)	(3,364,117)	(29,509,713)
	(209,352)	(1,860,809)	5,950,207	51,717,911
Net increase (decrease)	(678,469)	$(5,974,424)	6,306,589	$55,352,762

27

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$463,099,959	—
Corporate Bonds	—	113,371,566	—
U.S. Treasury Securities	—	13,601,056	—
Preferred Stocks	—	398,502	—
Short-Term Investments	$4,953,829	28,546,098	—
	$4,953,829	$619,017,181	—
Other Financial Instruments
Futures Contracts	$1,477,138	—	—
Swap Agreements	—	$2,648,801	—
Forward Foreign Currency Exchange Contracts	—	8,476,996	—
	$1,477,138	$11,125,797	—

Liabilities
Other Financial Instruments
Futures Contracts	$990,551	—	—
Swap Agreements	—	$1,384,037	—
Forward Foreign Currency Exchange Contracts	—	8,748,725	—
	$990,551	$10,132,762	—

28

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $112,463,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,192,168,106.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $45,063,990 futures contracts purchased and $44,355,859 futures contracts sold.

29

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $37,461,323.

Value of Derivative Instruments as of April 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$232,878	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	8,476,996	Unrealized depreciation on forward foreign currency exchange contracts	$8,748,725
Interest Rate Risk	Receivable for variation margin on futures contracts*	114,782	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	34,810
Interest Rate Risk	Swap agreements	540,551	Swap agreements	349,260
		$9,365,207		$9,132,795
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(3,697,259)	Change in net unrealized appreciation (depreciation) on swap agreements	$153,135
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	382,397	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(716,310)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	155,126	Change in net unrealized appreciation (depreciation) on futures contracts	842,945
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	151,662	Change in net unrealized appreciation (depreciation) on swap agreements	(5,452)
		$(3,008,074)		$274,318

30

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$3,683,581	$(1,145,811)	—	$2,537,770
Citibank N.A.	321,834	(109,946)	—	211,888
Goldman Sachs & Co.	1,139,012	(686,633)	(200,000)	252,379
JPMorgan Chase Bank N.A.	1,301,332	(1,301,332)	—	—
Morgan Stanley	2,306,248	(1,454,447)	(693,863)	157,938
UBS AG	265,540	(265,540)	—	—
	$9,017,547	$(4,963,709)	(893,863)	$3,159,975

Liabilities
Bank of America N.A.	$1,145,811	$(1,145,811)	—	—
Citibank N.A.	109,946	(109,946)	—	—
Goldman Sachs & Co.	686,633	(686,633)	—	—
JPMorgan Chase Bank N.A.	2,919,561	(1,301,332)	—	$1,618,229
Morgan Stanley	1,454,447	(1,454,447)	—	—
UBS AG	2,781,587	(265,540)	—	2,516,047
	$9,097,985	$(4,963,709)	—	$4,134,276
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

31

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$650,608,069
Gross tax appreciation of investments	$12,073,492
Gross tax depreciation of investments	(38,710,551)
Net tax appreciation (depreciation) of investments	$(26,637,059)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had accumulated short-term capital losses of $(64,086,900) and accumulated long-term capital losses of $(28,611,083), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
32

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.36	0.25	0.35	0.60	(0.27)	$8.69	7.04%	0.95%	0.98%	5.70%	5.67%	28%	$84,547
2023	$8.22	0.48	0.10	0.58	(0.44)	$8.36	6.95%	1.00%	1.01%	5.54%	5.53%	66%	$86,778
2022	$10.48	0.43	(2.49)	(2.06)	(0.20)	$8.22	(19.89)%	0.98%	0.98%	4.70%	4.70%	125%	$85,456
2021	$10.32	0.40	0.15	0.55	(0.39)	$10.48	5.29%	0.97%	0.97%	3.77%	3.77%	51%	$103,626
2020	$10.46	0.39	(0.16)	0.23	(0.37)	$10.32	2.34%	0.97%	0.97%	3.83%	3.83%	68%	$89,509
2019	$9.79	0.43	0.66	1.09	(0.42)	$10.46	11.35%	0.97%	0.97%	4.24%	4.24%	75%	$92,647
I Class
2024(3)	$8.37	0.25	0.35	0.60	(0.28)	$8.69	7.09%	0.85%	0.88%	5.80%	5.77%	28%	$4,551
2023	$8.22	0.49	0.11	0.60	(0.45)	$8.37	7.19%	0.90%	0.91%	5.64%	5.63%	66%	$5,237
2022	$10.47	0.44	(2.48)	(2.04)	(0.21)	$8.22	(19.74)%	0.88%	0.88%	4.80%	4.80%	125%	$4,887
2021	$10.32	0.41	0.14	0.55	(0.40)	$10.47	5.30%	0.87%	0.87%	3.87%	3.87%	51%	$12,356
2020	$10.46	0.40	(0.16)	0.24	(0.38)	$10.32	2.44%	0.87%	0.87%	3.93%	3.93%	68%	$1,887
2019	$9.79	0.44	0.66	1.10	(0.43)	$10.46	11.47%	0.87%	0.87%	4.34%	4.34%	75%	$1,932

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$8.36	0.26	0.35	0.61	(0.28)	$8.69	7.15%	0.75%	0.78%	5.90%	5.87%	28%	$27,526
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$24,197
2022	$10.47	0.45	(2.48)	(2.03)	(0.22)	$8.22	(19.67)%	0.78%	0.78%	4.90%	4.90%	125%	$21,008
2021	$10.32	0.42	0.14	0.56	(0.41)	$10.47	5.40%	0.77%	0.77%	3.97%	3.97%	51%	$26,539
2020	$10.46	0.41	(0.16)	0.25	(0.39)	$10.32	2.55%	0.77%	0.77%	4.03%	4.03%	68%	$18,475
2019	$9.79	0.45	0.66	1.11	(0.44)	$10.46	11.57%	0.77%	0.77%	4.44%	4.44%	75%	$11,393
A Class
2024(3)	$8.35	0.24	0.34	0.58	(0.26)	$8.67	6.92%	1.20%	1.23%	5.45%	5.42%	28%	$246
2023	$8.21	0.46	0.10	0.56	(0.42)	$8.35	6.70%	1.25%	1.26%	5.29%	5.28%	66%	$239
2022	$10.47	0.41	(2.49)	(2.08)	(0.18)	$8.21	(20.09)%	1.23%	1.23%	4.45%	4.45%	125%	$203
2021	$10.31	0.38	0.14	0.52	(0.36)	$10.47	5.03%	1.22%	1.22%	3.52%	3.52%	51%	$271
2020	$10.45	0.37	(0.16)	0.21	(0.35)	$10.31	2.08%	1.22%	1.22%	3.58%	3.58%	68%	$363
2019	$9.78	0.40	0.66	1.06	(0.39)	$10.45	11.08%	1.22%	1.22%	3.99%	3.99%	75%	$316

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$8.32	0.21	0.35	0.56	(0.23)	$8.65	6.54%	1.95%	1.98%	4.70%	4.67%	28%	$8
2023	$8.18	0.39	0.10	0.49	(0.35)	$8.32	5.92%	2.00%	2.01%	4.54%	4.53%	66%	$7
2022	$10.45	0.34	(2.48)	(2.14)	(0.13)	$8.18	(20.67)%	1.98%	1.98%	3.70%	3.70%	125%	$17
2021	$10.29	0.30	0.14	0.44	(0.28)	$10.45	4.25%	1.97%	1.97%	2.77%	2.77%	51%	$36
2020	$10.44	0.29	(0.17)	0.12	(0.27)	$10.29	1.23%	1.97%	1.97%	2.83%	2.83%	68%	$41
2019	$9.77	0.33	0.66	0.99	(0.32)	$10.44	10.26%	1.97%	1.97%	3.24%	3.24%	75%	$47
R Class
2024(3)	$8.34	0.23	0.35	0.58	(0.25)	$8.67	6.66%	1.45%	1.48%	5.20%	5.17%	28%	$183
2023	$8.20	0.44	0.10	0.54	(0.40)	$8.34	6.56%	1.50%	1.51%	5.04%	5.03%	66%	$153
2022	$10.46	0.39	(2.49)	(2.10)	(0.16)	$8.20	(20.29)%	1.48%	1.48%	4.20%	4.20%	125%	$148
2021	$10.30	0.35	0.14	0.49	(0.33)	$10.46	4.67%	1.47%	1.47%	3.27%	3.27%	51%	$161
2020	$10.45	0.34	(0.17)	0.17	(0.32)	$10.30	1.84%	1.47%	1.47%	3.33%	3.33%	68%	$139
2019	$9.78	0.38	0.66	1.04	(0.37)	$10.45	10.80%	1.47%	1.47%	3.74%	3.74%	75%	$88

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$8.36	0.26	0.35	0.61	(0.28)	$8.69	7.15%	0.75%	0.78%	5.90%	5.87%	28%	$66
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$62
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.75)%	0.78%	0.78%	4.90%	4.90%	125%	$7
2021	$10.32	0.42	0.15	0.57	(0.41)	$10.48	5.49%	0.77%	0.77%	3.97%	3.97%	51%	$8
2020	$10.46	0.41	(0.16)	0.25	(0.39)	$10.32	2.56%	0.77%	0.77%	4.03%	4.03%	68%	$8
2019	$9.79	0.45	0.66	1.11	(0.44)	$10.46	11.59%	0.77%	0.77%	4.44%	4.44%	75%	$7
R6 Class
2024(3)	$8.36	0.26	0.35	0.61	(0.28)	$8.69	7.17%	0.70%	0.73%	5.95%	5.92%	28%	$285
2023	$8.22	0.51	0.09	0.60	(0.46)	$8.36	7.35%	0.75%	0.76%	5.79%	5.78%	66%	$261
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.71)%	0.73%	0.73%	4.95%	4.95%	125%	$267
2021	$10.32	0.43	0.14	0.57	(0.41)	$10.48	5.56%	0.72%	0.72%	4.02%	4.02%	51%	$350
2020	$10.46	0.42	(0.16)	0.26	(0.40)	$10.32	2.60%	0.72%	0.72%	4.08%	4.08%	68%	$1,958
2019	$9.79	0.46	0.66	1.12	(0.45)	$10.46	11.62%	0.72%	0.72%	4.49%	4.49%	75%	$10,229

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$8.37	0.29	0.35	0.64	(0.31)	$8.70	7.54%	0.02%	0.73%	6.63%	5.92%	28%	$507,622
2023	$8.23	0.57	0.09	0.66	(0.52)	$8.37	7.97%	0.05%	0.76%	6.49%	5.78%	66%	$490,377
2022	$10.47	0.52	(2.48)	(1.96)	(0.28)	$8.23	(19.02)%	0.02%	0.73%	5.66%	4.95%	125%	$433,025
2021	$10.32	0.50	0.14	0.64	(0.49)	$10.47	6.20%	0.01%	0.72%	4.73%	4.02%	51%	$578,327
2020	$10.46	0.49	(0.16)	0.33	(0.47)	$10.32	3.33%	0.01%	0.72%	4.79%	4.08%	68%	$435,472
2019	$9.79	0.53	0.66	1.19	(0.52)	$10.46	12.41%	0.01%	0.72%	5.20%	4.49%	75%	$266,091

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

38

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 2406

Semiannual Report

April 30, 2024

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending April 30, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Falling Yields, Rate-Cut Hopes Fueled Asset Class Gains

Optimism surrounding central bank policy helped drive broad asset class gains for the six months. The reporting period began with the Federal Reserve (Fed) and its counterparts on hold amid easing inflation, which bolstered investor sentiment. The Fed paused after its July rate hike, while the European Central Bank and the Bank of England ended their rate-hike campaigns in September.

By December, Fed policymakers expressed more confidence about the inflation outlook and forecasted three rate cuts for 2024. Recession fears eased, U.S. Treasury yields declined, and global stocks and bonds rallied in the final months of 2023.

However, in early 2024, a steady stream of better-than-expected U.S. economic data and stubborn inflation drove Treasury yields higher. Inflation in the eurozone and the U.K. continued to slow but remained above target, and government bond yields climbed higher as the outlook for European economic growth improved. Against this backdrop, investors tempered their expectations for several rate cuts in 2024, and stocks and bonds generally ended April on a down note.
Nevertheless, for the six-month period overall, government bond yields declined, and global bonds delivered gains. U.S. stocks broadly benefited from a five-month rally beginning in November and ending in March. The S&P 500 Index returned nearly 21% for the full reporting period. Growth stocks generally outpaced value stocks, and large-cap stocks outperformed small-cap stocks.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2024
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	34.8%
Corporate Bonds	29.0%
U.S. Government Agency Mortgage-Backed Securities	16.3%
Preferred Stocks	4.4%
Collateralized Loan Obligations	4.3%
U.S. Treasury Securities	3.2%
Asset-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	0.7%
U.S. Government Agency Securities	0.4%
Municipal Securities	0.3%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.3%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1) 11/1/23 - 4/30/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,050.10	$4.33	0.85%
I Class	$1,000	$1,051.40	$3.83	0.75%
Y Class	$1,000	$1,051.70	$3.32	0.65%
A Class	$1,000	$1,049.70	$5.61	1.10%
C Class	$1,000	$1,045.90	$9.41	1.85%
R Class	$1,000	$1,048.00	$6.87	1.35%
R5 Class	$1,000	$1,051.80	$3.32	0.65%
R6 Class	$1,000	$1,051.90	$3.06	0.60%
G Class	$1,000	$1,056.00	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,020.64	$4.27	0.85%
I Class	$1,000	$1,021.13	$3.77	0.75%
Y Class	$1,000	$1,021.63	$3.27	0.65%
A Class	$1,000	$1,019.39	$5.52	1.10%
C Class	$1,000	$1,015.66	$9.27	1.85%
R Class	$1,000	$1,018.15	$6.77	1.35%
R5 Class	$1,000	$1,021.63	$3.27	0.65%
R6 Class	$1,000	$1,021.88	$3.02	0.60%
G Class	$1,000	$1,024.76	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2024 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 34.8%
Australia — 0.7%
Australia Government Bonds, 1.75%, 6/21/51	AUD	8,600,000	$3,006,925
Australia Government Bonds, Series 166, 3.00%, 11/21/33	AUD	14,650,000	8,424,813
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	2,917,906
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,031,163
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,193,982
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,494,179
			23,068,968
Austria — 0.4%
Republic of Austria Government Bonds, 0.75%, 10/20/26(1)	EUR	4,192,000	4,238,457
Republic of Austria Government Bonds, 0.90%, 2/20/32(1)	EUR	2,750,000	2,533,780
Republic of Austria Government Bonds, 4.15%, 3/15/37(1)	EUR	3,939,000	4,658,986
Republic of Austria Government Bonds, 0.00%, 10/20/40(1)(2)	EUR	3,000,000	1,908,443
			13,339,666
Belgium — 0.6%
Kingdom of Belgium Government Bonds, 0.80%, 6/22/28(1)	EUR	2,000,000	1,968,846
Kingdom of Belgium Government Bonds, 0.10%, 6/22/30(1)	EUR	5,000,000	4,510,427
Kingdom of Belgium Government Bonds, 0.35%, 6/22/32(1)	EUR	3,000,000	2,610,720
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,434,909
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	5,586,000	4,226,572
			17,751,474
Brazil — 0.1%
Brazil Government International Bonds, 6.125%, 3/15/34		$4,000,000	3,831,787
Canada — 3.5%
Canada Government Bonds, 1.50%, 6/1/26	CAD	37,000,000	25,403,182
Canada Government Bonds, 3.50%, 3/1/28	CAD	22,200,000	15,876,632
Canada Government Bonds, 3.25%, 9/1/28	CAD	36,900,000	26,123,372
Canada Government Bonds, 2.25%, 6/1/29	CAD	3,700,000	2,502,718
Canada Government Bonds, 1.50%, 6/1/31	CAD	3,500,000	2,181,230
Canada Government Bonds, 2.00%, 6/1/32	CAD	1,000,000	635,296
Canada Government Bonds, 2.75%, 12/1/48	CAD	3,250,000	1,998,113
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,119,731
Canada Housing Trust No. 1, 2.35%, 6/15/27(1)	CAD	3,120,000	2,142,650
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	28,540,000	19,914,043
Province of Quebec, 5.75%, 12/1/36	CAD	12,032,000	9,676,817
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,365,046
			111,938,830
Chile — 0.2%
Chile Government International Bonds, 4.85%, 1/22/29		$2,911,000	2,843,250
Chile Government International Bonds, 4.95%, 1/5/36		$4,900,000	4,573,117
			7,416,367
China — 7.0%
China Government Bonds, 2.64%, 1/15/28	CNY	1,067,000,000	149,895,365
China Government Bonds, 2.54%, 12/25/30	CNY	467,000,000	65,440,218
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	9,573,273
			224,908,856

		Principal Amount/Shares	Value
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		$880,000	$889,194
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,390,616
			3,279,810
Czech Republic — 0.2%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	5,290,477
Denmark — 0.1%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	4,489,279
Finland — 0.7%
Finland Government Bonds, 4.00%, 7/4/25(1)	EUR	5,169,000	5,558,232
Finland Government Bonds, 1.50%, 9/15/32(1)	EUR	2,650,000	2,520,069
Finland Government Bonds, 0.125%, 4/15/36(1)	EUR	11,000,000	8,245,709
Finland Government Bonds, 2.75%, 4/15/38(1)	EUR	3,207,000	3,247,022
Finland Government Bonds, 1.375%, 4/15/47(1)	EUR	3,045,000	2,309,362
			21,880,394
France — 3.2%
French Republic Government Bonds OAT, 1.75%, 11/25/24(1)	EUR	2,539,000	2,680,404
French Republic Government Bonds OAT, 0.75%, 11/25/28(1)	EUR	17,000,000	16,487,019
French Republic Government Bonds OAT, 2.75%, 2/25/29(1)	EUR	19,500,000	20,653,767
French Republic Government Bonds OAT, 5.50%, 4/25/29(1)	EUR	42,980	51,214
French Republic Government Bonds OAT, 0.00%, 11/25/29(1)(2)	EUR	21,650,000	19,721,250
French Republic Government Bonds OAT, 2.50%, 5/25/30(1)	EUR	3,845,000	4,010,190
French Republic Government Bonds OAT, 0.00%, 5/25/32(1)(2)	EUR	25,500,000	21,517,641
French Republic Government Bonds OAT, 5.75%, 10/25/32(1)	EUR	2,675,000	3,428,590
French Republic Government Bonds OAT, 2.00%, 11/25/32(1)	EUR	5,100,000	5,041,287
French Republic Government Bonds OAT, 1.25%, 5/25/38(1)	EUR	4,621,000	3,818,920
French Republic Government Bonds OAT, 3.25%, 5/25/45(1)	EUR	3,433,000	3,582,297
French Republic Government Bonds OAT, 0.75%, 5/25/52(1)	EUR	2,000,000	1,121,611
			102,114,190
Germany — 1.6%
Bundesobligation, 0.00%, 4/10/26(2)	EUR	5,000,000	5,038,045
Bundesobligation, 0.00%, 4/16/27(2)	EUR	11,500,000	11,315,540
Bundesobligation, 1.30%, 10/15/27	EUR	8,000,000	8,139,722
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	5,500,000	4,834,161
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	3,100,000	3,104,105
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,511,892
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	8,450,000	7,227,008
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	953,929
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	1,924,784
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	6,660,000	5,834,581
			50,883,767
Indonesia — 0.7%
Indonesia Government International Bonds, 4.65%, 9/20/32		$500,000	471,008
Indonesia Government International Bonds, 3.50%, 2/14/50		$2,800,000	1,950,375
Indonesia Treasury Bonds, 6.375%, 4/15/32	IDR	82,889,000,000	4,849,917
Indonesia Treasury Bonds, Series FR96, 7.00%, 2/15/33	IDR	224,740,000,000	13,777,560
			21,048,860
Ireland — 0.4%
Ireland Government Bonds, 1.10%, 5/15/29	EUR	3,850,000	3,782,472

		Principal Amount/Shares	Value
Ireland Government Bonds, 0.20%, 10/18/30	EUR	1,500,000	$1,357,433
Ireland Government Bonds, 0.40%, 5/15/35	EUR	8,650,000	7,013,135
Ireland Government Bonds, 0.55%, 4/22/41	EUR	1,500,000	1,062,334
Ireland Government Bonds, 1.50%, 5/15/50	EUR	320,000	241,111
			13,456,485
Israel — 0.2%
Israel Government Bonds - Fixed, 1.30%, 4/30/32	ILS	27,000,000	5,628,894
Italy — 2.0%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	4,964,000	5,182,403
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	9,650,000	9,651,897
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,087,000
Italy Buoni Poliennali Del Tesoro, 1.25%, 12/1/26	EUR	3,000,000	3,036,476
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	13,356,394
Italy Buoni Poliennali Del Tesoro, 3.40%, 4/1/28	EUR	2,300,000	2,454,946
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	3,360,000
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	865,661
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,321,264
Italy Buoni Poliennali Del Tesoro, 4.35%, 11/1/33	EUR	4,000,000	4,444,060
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,142,796
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,539,724
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	322,439
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.20%, 3/1/34	EUR	3,000,000	3,287,980
			65,053,040
Japan — 3.1%
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,692,928
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	8,421,468
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	10,017,714
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	3,123,863
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	6,399,930
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	8,454,174
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,521,826
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	2,097,541
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,776,263
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	3,703,959
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	9,921,182
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	6,184,191
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	7,188,363
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	5,801,925
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,441,596
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	4,908,887
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,908,909
Japan Government Twenty Year Bonds, Series 165, 0.50%, 6/20/38	JPY	931,000,000	5,329,838
Japan Government Twenty Year Bonds, Series 166, 0.70%, 9/20/38	JPY	906,000,000	5,311,806
			99,206,363
Malaysia — 0.2%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	7,089,062
Mexico — 2.0%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,190,653
Mexico Bonos, Series M, 8.50%, 3/1/29	MXN	549,900,000	30,213,002
Mexico Bonos, Series M, 7.50%, 5/26/33	MXN	370,000,000	18,432,451

		Principal Amount/Shares	Value
Mexico Government International Bonds, 4.15%, 3/28/27		$3,018,000	$2,902,269
Mexico Government International Bonds, 6.35%, 2/9/35		$2,928,000	2,917,087
			62,655,462
Netherlands — 1.0%
Netherlands Government Bonds, 0.00%, 1/15/26(1)(2)	EUR	2,500,000	2,532,571
Netherlands Government Bonds, 0.50%, 7/15/26(1)	EUR	7,389,000	7,466,714
Netherlands Government Bonds, 0.75%, 7/15/28(1)	EUR	5,500,000	5,398,719
Netherlands Government Bonds, 0.00%, 7/15/31(1)(2)	EUR	9,000,000	7,903,375
Netherlands Government Bonds, 0.50%, 7/15/32(1)	EUR	800,000	712,291
Netherlands Government Bonds, 2.50%, 7/15/33(1)	EUR	5,000,000	5,189,153
Netherlands Government Bonds, 0.00%, 1/15/38(1)(2)	EUR	600,000	429,663
Netherlands Government Bonds, 2.75%, 1/15/47(1)	EUR	2,080,000	2,164,688
			31,797,174
New Zealand — 1.3%
New Zealand Government Bonds, 0.50%, 5/15/26	NZD	14,200,000	7,655,220
New Zealand Government Bonds, 0.25%, 5/15/28	NZD	28,830,000	14,196,401
New Zealand Government Bonds, 1.50%, 5/15/31	NZD	26,400,000	12,493,297
New Zealand Government Bonds, 3.50%, 4/14/33	NZD	16,096,000	8,523,682
			42,868,600
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	238,027
Panama — 0.4%
Panama Government International Bonds, 7.50%, 3/1/31		$5,200,000	5,271,766
Panama Government International Bonds, 6.875%, 1/31/36		$4,818,000	4,549,046
Panama Government International Bonds, 8.00%, 3/1/38		$3,089,000	3,153,210
			12,974,022
Peru — 0.1%
Peru Government International Bonds, 8.75%, 11/21/33		$500,000	595,650
Peru Government International Bonds, 3.00%, 1/15/34		$1,925,000	1,512,569
			2,108,219
Philippines — 0.1%
Philippines Government International Bonds, 6.375%, 10/23/34		$1,400,000	1,496,579
ROP Sukuk Trust, 5.05%, 6/6/29(1)		$1,400,000	1,379,000
			2,875,579
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,024,622
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	1,550,000	1,778,372
Romania — 0.1%
Romania Government International Bonds, 6.00%, 5/25/34(1)		$2,500,000	2,397,500
Saudi Arabia — 0.3%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		$3,175,000	3,120,819
Saudi Government International Bonds, 4.75%, 1/16/30(1)		$6,200,000	6,007,800
			9,128,619
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,019,917
Spain — 1.0%
Spain Government Bonds, 0.00%, 1/31/28(2)	EUR	7,660,000	7,306,973
Spain Government Bonds, 5.15%, 10/31/28(1)	EUR	1,263,000	1,466,170
Spain Government Bonds, 0.10%, 4/30/31(1)	EUR	11,750,000	10,193,038
Spain Government Bonds, 3.15%, 4/30/33(1)	EUR	5,560,000	5,875,610

		Principal Amount/Shares	Value
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	$2,006,700
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,243,591
			33,092,082
Sweden — 0.1%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,476,560
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,574,119
			4,050,679
Switzerland — 0.2%
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	5,902,000	6,466,548
Thailand — 0.2%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	7,223,306
United Kingdom — 2.7%
U.K. Gilts, 3.50%, 10/22/25	GBP	10,000,000	12,258,963
U.K. Gilts, 4.125%, 1/29/27	GBP	10,000,000	12,364,103
U.K. Gilts, 1.25%, 7/22/27	GBP	3,000,000	3,403,025
U.K. Gilts, 4.25%, 12/7/27	GBP	3,000,000	3,739,730
U.K. Gilts, 0.25%, 7/31/31	GBP	8,300,000	7,821,291
U.K. Gilts, 1.00%, 1/31/32	GBP	9,500,000	9,336,920
U.K. Gilts, 3.25%, 1/31/33	GBP	11,340,000	13,092,987
U.K. Gilts, 4.625%, 1/31/34	GBP	1,600,000	2,041,843
U.K. Gilts, 1.75%, 9/7/37	GBP	12,500,000	11,286,649
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,159,408
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,282,271
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,319,741
			85,106,931
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,248,962,803)			1,112,482,228
CORPORATE BONDS — 29.0%
Aerospace and Defense — 0.8%
BAE Systems PLC, 5.30%, 3/26/34(1)		$1,446,000	1,404,609
Boeing Co., 6.30%, 5/1/29(1)(3)		1,020,000	1,024,693
Boeing Co., 6.53%, 5/1/34(1)(3)		750,000	756,210
Boeing Co., 5.81%, 5/1/50		1,632,000	1,445,418
Bombardier, Inc., 7.25%, 7/1/31(1)		3,444,000	3,456,782
Howmet Aerospace, Inc., 5.95%, 2/1/37		3,163,000	3,165,691
L3Harris Technologies, Inc., 5.35%, 6/1/34		1,900,000	1,836,767
Northrop Grumman Corp., 4.90%, 6/1/34		1,071,000	1,021,781
Northrop Grumman Corp., 5.15%, 5/1/40		925,000	869,349
RTX Corp., 5.375%, 2/27/53		750,000	699,780
RTX Corp., 6.40%, 3/15/54		1,730,000	1,857,145
TransDigm, Inc., 6.75%, 8/15/28(1)		3,482,000	3,501,148
TransDigm, Inc., 6.625%, 3/1/32(1)		3,950,000	3,948,222
			24,987,595
Air Freight and Logistics — 0.0%
GXO Logistics, Inc., 6.50%, 5/6/34(3)		970,000	968,274
Automobile Components — 0.2%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)		7,256,000	7,337,276
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 6.80%, 5/12/28		5,630,000	5,747,087
General Motors Financial Co., Inc., 5.85%, 4/6/30		1,330,000	1,326,111
General Motors Financial Co., Inc., 5.75%, 2/8/31		691,000	682,952
General Motors Financial Co., Inc., 6.10%, 1/7/34		1,300,000	1,292,048

		Principal Amount/Shares	Value
General Motors Financial Co., Inc., 5.95%, 4/4/34		$1,560,000	$1,526,419
Hyundai Capital America, 6.50%, 1/16/29(1)		472,000	486,419
Hyundai Capital America, 6.20%, 9/21/30(1)		933,000	950,556
Toyota Motor Credit Corp., 5.25%, 9/11/28		957,000	957,900
Toyota Motor Credit Corp., 5.55%, 11/20/30		1,850,000	1,869,155
Toyota Motor Credit Corp., 4.80%, 1/5/34		850,000	808,295
Volkswagen Leasing GmbH, 4.625%, 3/25/29	EUR	1,000,000	1,102,728
			16,749,670
Banks — 8.1%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	562,305
Abanca Corp. Bancaria SA, VRN, 5.875%, 4/2/30	EUR	3,000,000	3,412,094
Banca Monte dei Paschi di Siena SpA, 1.875%, 1/9/26	EUR	2,000,000	2,040,583
Banco BPM SpA, 3.375%, 1/24/30	EUR	2,400,000	2,530,943
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	3,200,000	3,488,048
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	963,558
Bank of America Corp., VRN, 5.82%, 9/15/29		$635,000	638,949
Bank of America Corp., VRN, 5.29%, 4/25/34		3,485,000	3,358,425
Bank of America Corp., VRN, 5.47%, 1/23/35		7,690,000	7,481,469
Bank of Montreal, VRN, 7.70%, 5/26/84		8,040,000	8,045,954
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	1,861,562
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	5,100,000	4,687,034
Banque Federative du Credit Mutuel SA, VRN, 3.875%, 6/16/32	EUR	1,000,000	1,048,973
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	703,384
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	1,500,000	1,660,196
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	1,500,000	1,968,004
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)		$1,505,000	1,491,189
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	4,014,157
BNP Paribas SA, VRN, 5.89%, 12/5/34(1)		$2,210,000	2,233,546
BPCE SA, VRN, 7.00%, 10/19/34(1)		1,785,000	1,878,772
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	1,968,808
Caixa Geral de Depositos SA, VRN, 5.75%, 10/31/28	EUR	2,000,000	2,256,847
CaixaBank SA, VRN, 5.67%, 3/15/30(1)		$459,000	451,164
CaixaBank SA, VRN, 6.25%, 2/23/33	EUR	4,500,000	5,044,931
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28		$1,675,000	1,642,105
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33		715,000	727,821
Citibank NA, 5.57%, 4/30/34		987,000	983,879
Citigroup, Inc., VRN, 3.67%, 7/24/28		2,265,000	2,134,639
Citigroup, Inc., VRN, 5.17%, 2/13/30		1,300,000	1,271,754
Citigroup, Inc., VRN, 6.27%, 11/17/33		3,205,000	3,290,137
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	1,500,000	1,583,938
Commerzbank AG, VRN, 8.625%, 2/28/33	GBP	1,200,000	1,577,386
Cooperatieve Rabobank UA, VRN, 3.875%, 11/30/32	EUR	1,000,000	1,054,443
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	9,617,762
Credit Agricole SA, VRN, 5.50%, 8/28/33	EUR	2,000,000	2,226,902
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	600,000	566,509
Danske Bank AS, VRN, 1.55%, 9/10/27(1)		$1,410,000	1,280,207
Danske Bank AS, VRN, 5.71%, 3/1/30(1)		1,075,000	1,061,955
Danske Bank AS, VRN, 4.125%, 1/10/31	EUR	1,200,000	1,304,377
Eurobank SA, VRN, 2.25%, 3/14/28	EUR	2,000,000	2,016,324
Eurobank SA, VRN, 5.875%, 11/28/29	EUR	2,000,000	2,241,958
European Financial Stability Facility, 0.40%, 5/31/26	EUR	12,000,000	12,093,124

		Principal Amount/Shares	Value
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,410,000	$1,299,196
European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	8,747,097
European Union, 0.00%, 7/4/31(2)	EUR	20,800,000	18,002,925
Fifth Third Bancorp, 8.25%, 3/1/38		$1,765,000	2,022,595
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,720,864
HSBC Holdings PLC, VRN, 5.89%, 8/14/27		$1,640,000	1,641,802
HSBC Holdings PLC, VRN, 6.16%, 3/9/29		2,710,000	2,741,270
Huntington Bancshares, Inc., VRN, 6.21%, 8/21/29		1,265,000	1,270,710
International Bank for Reconstruction & Development, Series GDIF, 0.00%, 2/21/30(2)	EUR	20,413,000	18,338,023
Intesa Sanpaolo SpA, 4.375%, 8/29/27	EUR	2,000,000	2,170,669
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34	EUR	2,500,000	2,802,253
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		$371,000	350,389
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29		4,580,000	4,532,574
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29		4,623,000	4,718,988
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34		410,000	424,775
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35		1,966,000	1,906,585
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		1,412,000	1,413,533
KeyCorp, VRN, 3.88%, 5/23/25		1,680,000	1,669,960
Kreditanstalt fuer Wiederaufbau, 3.75%, 7/30/27	GBP	7,700,000	9,364,805
Kreditanstalt fuer Wiederaufbau, 0.75%, 12/7/27	GBP	6,050,000	6,618,125
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,241,609
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,276,683
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,256,869
M&T Bank Corp., VRN, 6.08%, 3/13/32		$1,518,000	1,483,686
Mitsubishi UFJ Financial Group, Inc., VRN, 5.43%, 4/17/35		1,640,000	1,601,048
Morgan Stanley Bank NA, VRN, 4.95%, 1/14/28		2,440,000	2,404,029
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,152,998
Nordea Bank Abp, VRN, 1.625%, 12/9/32	GBP	3,000,000	3,228,581
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34		$1,020,000	1,018,056
Santander U.K. PLC, 1.125%, 3/12/27	EUR	6,000,000	5,996,427
Skandinaviska Enskilda Banken AB, 0.05%, 7/1/24	EUR	1,200,000	1,272,949
Skandinaviska Enskilda Banken AB, 3.25%, 11/24/25	EUR	1,000,000	1,059,795
Societe Generale SA, VRN, 5.75%, 1/22/32	GBP	3,500,000	4,314,419
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,000,000	1,062,048
Synchrony Bank, 5.40%, 8/22/25		$1,248,000	1,232,838
Truist Financial Corp., VRN, 7.16%, 10/30/29		2,345,000	2,456,135
TSB Bank PLC, 3.32%, 3/5/29	EUR	2,000,000	2,130,006
U.S. Bancorp, VRN, 6.79%, 10/26/27		$2,320,000	2,379,777
U.S. Bancorp, VRN, 5.78%, 6/12/29		3,879,000	3,887,482
UniCredit SpA, VRN, 5.85%, 11/15/27	EUR	2,000,000	2,229,820
Wells Fargo & Co., VRN, 6.30%, 10/23/29		$3,960,000	4,058,176
Wells Fargo & Co., VRN, 4.90%, 7/25/33		1,231,000	1,156,238
Wells Fargo & Co., VRN, 5.39%, 4/24/34		2,427,000	2,339,814
Wells Fargo & Co., VRN, 5.56%, 7/25/34		1,666,000	1,624,659
Westpac Banking Corp., 0.375%, 4/2/26	EUR	1,000,000	1,006,163
			260,093,558
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		$8,085,000	7,530,026
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	951,127

		Principal Amount/Shares	Value
Keurig Dr Pepper, Inc., 5.20%, 3/15/31		$3,280,000	$3,207,381
			11,688,534
Biotechnology — 0.3%
AbbVie, Inc., 5.05%, 3/15/34		704,000	686,910
AbbVie, Inc., 5.35%, 3/15/44		1,477,000	1,429,233
AbbVie, Inc., 5.40%, 3/15/54		695,000	673,367
Amgen, Inc., 4.05%, 8/18/29		1,820,000	1,712,564
Amgen, Inc., 5.25%, 3/2/33		1,993,000	1,950,400
Amgen, Inc., 5.65%, 3/2/53		2,085,000	2,002,323
			8,454,797
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		8,646,000	8,103,089
Builders FirstSource, Inc., 6.375%, 3/1/34(1)		4,728,000	4,646,169
Carrier Global Corp., 6.20%, 3/15/54		430,000	448,709
Standard Industries, Inc., 4.375%, 7/15/30(1)		670,000	593,933
			13,791,900
Capital Markets — 1.5%
ARES Capital Corp., 7.00%, 1/15/27		2,545,000	2,591,088
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34		935,000	987,451
BlackRock Funding, Inc., 5.00%, 3/14/34		1,347,000	1,308,872
Blue Owl Capital Corp., 3.40%, 7/15/26		527,000	494,308
Blue Owl Capital Corp., 5.95%, 3/15/29		891,000	875,085
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)		2,455,000	2,497,443
Charles Schwab Corp., VRN, 6.20%, 11/17/29		935,000	957,217
Charles Schwab Corp., VRN, 6.14%, 8/24/34		825,000	836,965
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,578,347
Deutsche Bank AG, VRN, 4.00%, 6/24/32	EUR	1,700,000	1,746,272
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,717,309
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		$4,350,000	4,489,820
Goldman Sachs Group, Inc., VRN, 6.56%, 10/24/34		3,320,000	3,495,907
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35		1,379,000	1,380,272
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,853,000	1,872,943
Jefferies Financial Group, Inc., 6.20%, 4/14/34		1,760,000	1,740,713
Morgan Stanley, VRN, 5.16%, 4/20/29		1,557,000	1,531,992
Morgan Stanley, VRN, 6.41%, 11/1/29		780,000	804,500
Morgan Stanley, VRN, 6.34%, 10/18/33		2,110,000	2,189,318
Morgan Stanley, VRN, 6.63%, 11/1/34		1,555,000	1,641,483
Morgan Stanley, VRN, 5.83%, 4/19/35		706,000	705,979
Nasdaq, Inc., 5.55%, 2/15/34		472,000	461,880
Northern Trust Corp., VRN, 3.375%, 5/8/32		1,077,000	996,870
Nuveen LLC, 5.85%, 4/15/34(1)		1,464,000	1,444,575
UBS Group AG, VRN, 5.71%, 1/12/27(1)		1,600,000	1,596,378
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	4,000,000	4,111,373
UBS Group AG, VRN, 9.02%, 11/15/33(1)		$3,290,000	3,889,344
			48,943,704
Chemicals — 0.1%
Air Products & Chemicals, Inc., 4.85%, 2/8/34		1,500,000	1,433,164
Dow Chemical Co., 4.375%, 11/15/42		600,000	487,485
LYB International Finance III LLC, 5.50%, 3/1/34		1,400,000	1,359,639
			3,280,288
Commercial Services and Supplies — 0.1%
Veralto Corp., 5.45%, 9/18/33(1)		1,600,000	1,570,043

		Principal Amount/Shares	Value
Waste Connections, Inc., 3.20%, 6/1/32		$1,620,000	$1,380,027
			2,950,070
Communications Equipment — 0.1%
Cisco Systems, Inc., 4.95%, 2/26/31		3,365,000	3,311,327
Cisco Systems, Inc., 5.30%, 2/26/54		665,000	640,363
			3,951,690
Construction Materials — 0.1%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		2,225,000	2,287,431
Consumer Finance — 0.4%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)		2,390,000	2,408,704
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)		1,664,000	1,637,762
Encore Capital Group, Inc., 9.25%, 4/1/29(1)		5,706,000	5,836,646
Synchrony Financial, 4.25%, 8/15/24		3,280,000	3,262,757
			13,145,869
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 6.00%, 1/17/34		2,370,000	2,438,985
WM Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	1,300,000	1,437,608
			3,876,593
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(1)		$2,088,000	2,024,198
Diversified Consumer Services — 0.0%
President & Fellows of Harvard College, 4.61%, 2/15/35		765,000	733,815
Diversified REITs — 0.7%
Agree LP, 2.90%, 10/1/30		1,760,000	1,484,507
Brixmor Operating Partnership LP, 5.50%, 2/15/34		1,075,000	1,026,430
Highwoods Realty LP, 4.20%, 4/15/29		1,940,000	1,741,820
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)		7,150,000	6,342,577
Kite Realty Group LP, 5.50%, 3/1/34		377,000	359,767
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)		2,550,000	2,500,928
Store Capital LLC, 4.50%, 3/15/28		3,290,000	3,064,085
Store Capital LLC, 4.625%, 3/15/29		1,211,000	1,125,314
VICI Properties LP, 5.75%, 4/1/34		1,400,000	1,348,182
VICI Properties LP, 6.125%, 4/1/54		733,000	685,276
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		3,370,000	3,005,913
			22,684,799
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 4.50%, 5/15/35		1,752,000	1,573,645
AT&T, Inc., 4.90%, 8/15/37		1,076,000	978,821
AT&T, Inc., 4.85%, 3/1/39		3,375,000	3,008,440
Sprint Capital Corp., 6.875%, 11/15/28		3,659,000	3,834,760
Sprint Capital Corp., 8.75%, 3/15/32		2,630,000	3,107,453
Telefonica Emisiones SA, 2.93%, 10/17/29	EUR	1,500,000	1,552,820
Verizon Communications, Inc., 2.36%, 3/15/32		$2,640,000	2,107,432
Verizon Communications, Inc., 4.81%, 3/15/39		580,000	525,550
			16,688,921
Electric Utilities — 1.4%
American Electric Power Co., Inc., 5.20%, 1/15/29		2,200,000	2,165,400
Baltimore Gas & Electric Co., 2.25%, 6/15/31		829,000	680,824
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32		1,465,000	1,366,785

		Principal Amount/Shares	Value
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33		$595,000	$571,170
Commonwealth Edison Co., 5.30%, 2/1/53		1,182,000	1,093,189
Duke Energy Carolinas LLC, 2.55%, 4/15/31		662,000	555,460
Duke Energy Corp., 2.55%, 6/15/31		710,000	584,353
Duke Energy Corp., 5.00%, 8/15/52		1,800,000	1,538,294
Duke Energy Florida LLC, 1.75%, 6/15/30		1,985,000	1,611,733
Duke Energy Florida LLC, 5.875%, 11/15/33		595,000	608,444
Duke Energy Progress LLC, 4.15%, 12/1/44		410,000	324,476
Duke Energy Progress LLC, 5.35%, 3/15/53		545,000	506,471
E.ON International Finance BV, Series 11121, 4.75%, 1/31/34	GBP	1,000,000	1,174,722
Exelon Corp., 5.15%, 3/15/28		$690,000	681,079
Florida Power & Light Co., 2.45%, 2/3/32		2,071,000	1,693,675
Florida Power & Light Co., 4.125%, 2/1/42		1,000,000	825,796
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)		750,000	712,582
MidAmerican Energy Co., 4.40%, 10/15/44		1,150,000	949,635
MidAmerican Energy Co., 3.15%, 4/15/50		980,000	639,857
MidAmerican Energy Co., 5.85%, 9/15/54		1,485,000	1,495,096
Nevada Power Co., 6.00%, 3/15/54		410,000	409,509
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28		1,315,000	1,287,306
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		999,000	901,330
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)		5,033,000	5,102,999
Northern States Power Co., 3.20%, 4/1/52		940,000	611,936
Northern States Power Co., 5.10%, 5/15/53		1,265,000	1,147,905
NRG Energy, Inc., 2.00%, 12/2/25(1)		3,100,000	2,901,527
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33		765,000	768,893
Pacific Gas & Electric Co., 6.40%, 6/15/33		410,000	417,378
Pacific Gas & Electric Co., 6.95%, 3/15/34		735,000	777,156
Pacific Gas & Electric Co., 4.20%, 6/1/41		665,000	511,640
Palomino Funding Trust I, 7.23%, 5/17/28(1)		2,310,000	2,384,640
PECO Energy Co., 4.375%, 8/15/52		1,670,000	1,359,649
PPL Electric Utilities Corp., 4.85%, 2/15/34		596,000	568,056
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)		2,216,440	1,986,580
Union Electric Co., 5.45%, 3/15/53		1,275,000	1,197,158
Union Electric Co., 5.25%, 1/15/54		720,000	656,945
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)		2,530,000	2,521,176
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)		675,000	656,661
			45,947,485
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 3/15/25		514,000	504,089
Warnermedia Holdings, Inc., 3.79%, 3/15/25		457,000	448,396
Warnermedia Holdings, Inc., 5.14%, 3/15/52		1,955,000	1,498,325
			2,450,810
Financial Services — 1.2%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	638,190
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,874,468
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,619,984
Caisse de Refinancement de l'Habitat SA, 3.00%, 1/11/30	EUR	10,000,000	10,546,652
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,076,930
Corebridge Financial, Inc., 3.90%, 4/5/32		$920,000	803,012
Corebridge Financial, Inc., 5.75%, 1/15/34		810,000	796,176
Corebridge Global Funding, 5.20%, 1/12/29(1)		1,865,000	1,831,538

		Principal Amount/Shares	Value
Coventry Building Society, 0.125%, 6/20/26	EUR	5,300,000	$5,251,791
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	849,053
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	848,959
GE Capital Funding LLC, 4.55%, 5/15/32		$1,900,000	1,790,294
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)		884,000	867,007
Nationwide Building Society, 6.125%, 8/21/28	GBP	1,000,000	1,283,901
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,544,743
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	597,169
			37,219,867
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(1)		$2,104,000	1,641,118
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,365,000	1,219,915
Mars, Inc., 4.75%, 4/20/33(1)		1,626,000	1,555,344
Mars, Inc., 3.875%, 4/1/39(1)		531,000	437,046
Mondelez International, Inc., 2.625%, 3/17/27		1,415,000	1,314,027
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,183,470
Nestle Holdings, Inc., 4.85%, 3/14/33(1)		$1,350,000	1,324,585
			8,675,505
Gas Utilities — 0.0%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)		1,251,000	920,254
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)		2,083,000	2,052,246
Ashtead Capital, Inc., 5.80%, 4/15/34(1)		590,000	574,492
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		1,112,000	903,193
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		805,000	545,940
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54		1,415,000	1,325,225
Union Pacific Corp., 3.55%, 8/15/39		2,045,000	1,622,439
			7,023,535
Health Care Equipment and Supplies — 0.4%
GE HealthCare Technologies, Inc., 5.65%, 11/15/27		1,685,000	1,694,210
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)		3,990,000	3,969,465
Solventum Corp., 5.60%, 3/23/34(1)		2,370,000	2,286,638
Stryker Corp., 4.85%, 12/8/28		3,300,000	3,233,926
			11,184,239
Health Care Providers and Services — 1.4%
Centene Corp., 4.625%, 12/15/29		3,388,000	3,157,728
Centene Corp., 3.375%, 2/15/30		4,396,000	3,833,538
CVS Health Corp., 5.625%, 2/21/53		1,185,000	1,093,845
HCA, Inc., 5.45%, 4/1/31		933,000	913,822
HCA, Inc., 5.60%, 4/1/34		2,075,000	2,025,453
HCA, Inc., 5.90%, 6/1/53		1,625,000	1,532,164
Humana, Inc., 5.75%, 4/15/54		1,028,000	966,605
ICON Investments Six DAC, 6.00%, 5/8/34(3)		1,456,000	1,454,486
IQVIA, Inc., 5.00%, 5/15/27(1)		4,965,000	4,798,005
IQVIA, Inc., 6.25%, 2/1/29		2,090,000	2,125,806
Kaiser Foundation Hospitals, 3.00%, 6/1/51		615,000	398,230
Select Medical Corp., 6.25%, 8/15/26(1)		5,000,000	5,006,324
Star Parent, Inc., 9.00%, 10/1/30(1)		4,499,000	4,711,807
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		3,290,000	3,289,620

		Principal Amount/Shares	Value
Tenet Healthcare Corp., 6.125%, 10/1/28		$6,620,000	$6,543,097
UnitedHealth Group, Inc., 5.05%, 4/15/53		2,370,000	2,157,668
Universal Health Services, Inc., 1.65%, 9/1/26		1,833,000	1,665,879
			45,674,077
Hotels, Restaurants and Leisure — 0.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		3,868,000	3,453,976
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)		2,455,000	2,420,454
Hilton Domestic Operating Co., Inc., 5.875%, 4/1/29(1)		1,980,000	1,955,310
International Game Technology PLC, 5.25%, 1/15/29(1)		9,030,000	8,536,089
Light & Wonder International, Inc., 7.25%, 11/15/29(1)		6,705,000	6,772,600
Marriott International, Inc., 3.50%, 10/15/32		1,827,000	1,554,277
Marriott International, Inc., 5.30%, 5/15/34		940,000	901,891
Starbucks Corp., 2.55%, 11/15/30		2,685,000	2,269,945
			27,864,542
Household Durables — 0.2%
KB Home, 4.80%, 11/15/29		3,318,000	3,084,683
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		3,019,000	2,488,501
			5,573,184
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30		2,550,000	2,080,560
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54		1,500,000	1,423,031
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28		1,469,000	1,508,649
Insurance — 0.2%
Athene Holding Ltd., 6.25%, 4/1/54		1,162,000	1,130,374
Chubb INA Holdings LLC, 5.00%, 3/15/34		1,820,000	1,762,960
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,100,000	1,092,505
MetLife, Inc., 6.40%, 12/15/66		$985,000	982,104
Prudential Financial, Inc., VRN, 6.50%, 3/15/54		1,765,000	1,743,386
			6,711,329
IT Services — 0.4%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)		12,263,000	11,397,679
Kyndryl Holdings, Inc., 6.35%, 2/20/34		1,684,000	1,675,544
			13,073,223
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)		4,105,000	3,730,038
Machinery — 0.6%
AGCO Corp., 5.80%, 3/21/34		1,336,000	1,307,689
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,010,000	6,154,572
Ingersoll Rand, Inc., 5.70%, 8/14/33		1,050,000	1,043,413
John Deere Capital Corp., 4.90%, 3/7/31		3,560,000	3,480,145
Parker-Hannifin Corp., 4.25%, 9/15/27		5,910,000	5,718,482
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34		1,027,000	1,009,972
			18,714,273
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26		1,660,000	1,664,480
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		530,000	500,997
Comcast Corp., 3.20%, 7/15/36		1,485,000	1,168,421
Comcast Corp., 3.75%, 4/1/40		1,175,000	931,676

		Principal Amount/Shares	Value
Comcast Corp., 2.94%, 11/1/56		$2,080,000	$1,214,830
Cox Communications, Inc., 3.15%, 8/15/24(1)		478,000	474,253
Fox Corp., 6.50%, 10/13/33		1,107,000	1,137,035
Fox Corp., 5.48%, 1/25/39		892,000	817,485
Gray Television, Inc., 5.375%, 11/15/31(1)		6,073,000	3,656,943
Paramount Global, 4.20%, 5/19/32		1,155,000	943,695
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)		9,440,000	8,794,594
TEGNA, Inc., 4.75%, 3/15/26(1)		6,628,000	6,406,645
TEGNA, Inc., 5.00%, 9/15/29		4,303,000	3,797,304
Time Warner Cable LLC, 6.55%, 5/1/37		1,665,000	1,514,168
WPP Finance 2010, 3.75%, 9/19/24		3,120,000	3,093,315
			36,115,841
Metals and Mining — 0.4%
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)		243,000	246,100
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)		1,662,000	1,625,012
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)		3,444,000	3,367,827
Freeport Indonesia PT, 6.20%, 4/14/52		2,200,000	2,066,426
Glencore Funding LLC, 6.50%, 10/6/33(1)		825,000	850,243
Glencore Funding LLC, 5.63%, 4/4/34(1)		650,000	629,098
Glencore Funding LLC, 5.89%, 4/4/54(1)		425,000	402,699
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		193,000	143,847
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(1)		1,949,000	1,902,132
			11,233,384
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)		8,566,000	7,940,306
Starwood Property Trust, Inc., 7.25%, 4/1/29(1)		3,105,000	3,066,955
			11,007,261
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.90%, 8/1/41		1,105,000	959,521
DTE Energy Co., 4.875%, 6/1/28		965,000	939,164
DTE Energy Co., 5.85%, 6/1/34(3)		1,418,000	1,411,580
Engie SA, 3.75%, 9/6/27	EUR	4,000,000	4,282,323
Engie SA, 5.625%, 4/10/34(1)		$2,145,000	2,112,307
Engie SA, 5.875%, 4/10/54(1)		1,040,000	991,483
Public Service Enterprise Group, Inc., 6.125%, 10/15/33		2,312,000	2,354,702
Sempra, 3.25%, 6/15/27		1,125,000	1,048,671
			14,099,751
Oil, Gas and Consumable Fuels — 2.1%
Aker BP ASA, 6.00%, 6/13/33(1)		810,000	808,663
BP Capital Markets America, Inc., 4.99%, 4/10/34		1,480,000	1,429,777
BP Capital Markets America, Inc., 3.06%, 6/17/41		1,105,000	794,441
Cenovus Energy, Inc., 2.65%, 1/15/32		1,130,000	915,141
Cheniere Energy, Inc., 4.625%, 10/15/28		1,880,000	1,798,553
Cheniere Energy, Inc., 5.65%, 4/15/34(1)		1,484,000	1,453,358
Chesapeake Energy Corp., 6.75%, 4/15/29(1)		3,106,000	3,106,265
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)		2,200,000	2,116,533
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)		1,755,000	1,761,406
Diamondback Energy, Inc., 6.25%, 3/15/33		1,245,000	1,286,082
Diamondback Energy, Inc., 5.40%, 4/18/34		1,362,000	1,324,041
Diamondback Energy, Inc., 5.75%, 4/18/54		770,000	735,597
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)		3,330,000	3,393,235

		Principal Amount/Shares	Value
Energy Transfer LP, 5.75%, 2/15/33		$1,197,000	$1,188,276
Energy Transfer LP, 6.55%, 12/1/33		940,000	980,011
Energy Transfer LP, 5.55%, 5/15/34		1,791,000	1,744,120
Energy Transfer LP, 4.90%, 3/15/35		650,000	595,343
Energy Transfer LP, 6.125%, 12/15/45		740,000	711,546
Eni SpA, 4.25%, 5/19/33	EUR	1,000,000	1,092,848
EQT Corp., 3.625%, 5/15/31(1)		$1,100,000	955,235
Equinor ASA, 3.25%, 11/18/49		350,000	239,692
Marathon Oil Corp., 5.70%, 4/1/34		1,620,000	1,566,748
Matador Resources Co., 6.50%, 4/15/32(1)		2,475,000	2,454,666
MEG Energy Corp., 5.875%, 2/1/29(1)		3,680,000	3,563,827
Northern Natural Gas Co., 5.625%, 2/1/54(1)		750,000	718,649
Occidental Petroleum Corp., 6.625%, 9/1/30		1,421,000	1,473,463
Occidental Petroleum Corp., 6.45%, 9/15/36		780,000	805,500
Ovintiv, Inc., 6.25%, 7/15/33		780,000	786,583
Petroleos Mexicanos, 10.00%, 2/7/33		4,500,000	4,411,746
Petroleos Mexicanos, 6.625%, 6/15/35		2,690,000	1,989,136
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27		1,970,000	1,941,435
Saudi Arabian Oil Co., 2.25%, 11/24/30		5,600,000	4,614,758
Shell International Finance BV, 2.375%, 11/7/29		1,465,000	1,272,919
Southwestern Energy Co., 5.375%, 3/15/30		4,766,000	4,529,144
Southwestern Energy Co., 4.75%, 2/1/32		4,160,000	3,749,286
Sunoco LP, 7.00%, 5/1/29(1)		2,571,000	2,613,091
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32		740,000	650,732
Williams Cos., Inc., 4.55%, 6/24/24		1,525,000	1,521,993
			67,093,839
Passenger Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		4,218,410	4,173,355
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)		4,290,000	4,028,007
			8,201,362
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., 5.00%, 2/14/34		1,201,000	1,153,603
Haleon U.S. Capital LLC, 4.00%, 3/24/52		755,000	579,328
Kenvue, Inc., 4.90%, 3/22/33		4,965,000	4,808,769
			6,541,700
Pharmaceuticals — 0.5%
Bayer AG, 1.125%, 1/6/30	EUR	900,000	815,141
Bristol-Myers Squibb Co., 5.20%, 2/22/34		$3,518,000	3,446,810
Bristol-Myers Squibb Co., 5.50%, 2/22/44		750,000	728,023
Bristol-Myers Squibb Co., 5.55%, 2/22/54		1,800,000	1,738,446
Eli Lilly & Co., 5.00%, 2/9/54		1,027,000	955,767
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		3,031,000	3,083,489
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,921,000	1,749,632
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28(1)		1,750,000	1,595,487
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33		1,640,000	1,563,120
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53		1,185,000	1,105,852
Viatris, Inc., 4.00%, 6/22/50		964,000	631,151
			17,412,918

		Principal Amount/Shares	Value
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31		$388,000	$281,162
Retail REITs — 0.2%
Kimco Realty OP LLC, 6.40%, 3/1/34		1,443,000	1,493,855
Kite Realty Group Trust, 4.75%, 9/15/30		1,225,000	1,145,294
NNN REIT, Inc., 5.60%, 10/15/33		1,965,000	1,928,801
Realty Income Corp., 4.75%, 2/15/29		1,225,000	1,185,856
Realty Income Corp., 3.20%, 2/15/31		878,000	754,775
			6,508,581
Semiconductors and Semiconductor Equipment — 0.1%
KLA Corp., 4.95%, 7/15/52		1,507,000	1,369,905
Texas Instruments, Inc., 5.15%, 2/8/54		1,480,000	1,388,269
			2,758,174
Software — 0.4%
Microsoft Corp., 2.92%, 3/17/52		1,800,000	1,187,379
Open Text Corp., 6.90%, 12/1/27(1)		1,061,000	1,084,226
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		4,836,000	4,253,447
Open Text Holdings, Inc., 4.125%, 12/1/31(1)		3,627,000	3,111,347
Oracle Corp., 3.60%, 4/1/40		2,623,000	1,966,503
			11,602,902
Specialized REITs — 0.2%
American Tower Corp., 5.55%, 7/15/33		1,852,000	1,809,356
EPR Properties, 4.95%, 4/15/28		3,365,000	3,163,644
Iron Mountain, Inc., 5.625%, 7/15/32(1)		1,561,000	1,446,167
			6,419,167
Specialty Retail — 0.2%
AutoZone, Inc., 4.00%, 4/15/30		1,315,000	1,217,236
AutoZone, Inc., 6.55%, 11/1/33		995,000	1,056,588
Lowe's Cos., Inc., 5.625%, 4/15/53		1,550,000	1,479,553
O'Reilly Automotive, Inc., 5.75%, 11/20/26		1,490,000	1,499,593
			5,252,970
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.70%, 8/5/51		4,725,000	2,914,868
Apple, Inc., 3.95%, 8/8/52		90,000	70,955
Dell International LLC/EMC Corp., 5.40%, 4/15/34		786,000	761,823
			3,747,646
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.35%, 11/27/28		2,330,000	2,404,834
Tapestry, Inc., 7.85%, 11/27/33		891,000	931,118
			3,335,952
Trading Companies and Distributors — 0.1%
AerCap Holdings NV, VRN, 5.875%, 10/10/79		3,255,000	3,219,931
Aircastle Ltd., 5.95%, 2/15/29(1)		860,000	849,364
			4,069,295
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.30%, 3/1/31		3,040,000	2,992,304
Aon North America, Inc., 5.75%, 3/1/54		1,365,000	1,320,672
			4,312,976
Wireless Telecommunication Services — 0.1%
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(1)	GBP	3,000,000	3,254,185

	Principal Amount/Shares	Value
Vodafone Group PLC, 6.15%, 2/27/37	$1,035,000	$1,057,115
		4,311,300
TOTAL CORPORATE BONDS (Cost $954,988,035)		928,719,764
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 6.31%, (1-year H15T1Y plus 2.25%), 9/1/35	300,869	308,735
FHLMC, VRN, 5.76%, (1-year RFUCC plus 1.63%), 8/1/46	199,626	204,348
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	158,360	160,871
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	124,773	126,839
FNMA, VRN, 7.18%, (6-month RFUCC plus 1.54%), 9/1/35	213,024	216,002
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	627,043	590,660
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	354,402	333,422
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	375,747	387,334
		2,328,211
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.2%
FHLMC, 2.00%, 6/1/36	5,256,806	4,567,356
FHLMC, 6.00%, 2/1/38	665	675
FHLMC, 3.50%, 2/1/49	7,588,058	6,665,051
FHLMC, 3.50%, 5/1/50	4,925,042	4,310,478
FHLMC, 2.50%, 10/1/50	6,124,330	4,884,248
FHLMC, 2.50%, 5/1/51	168,918	135,140
FHLMC, 3.50%, 5/1/51	10,540,040	9,203,452
FHLMC, 2.00%, 8/1/51	18,787,839	14,309,517
FHLMC, 3.00%, 12/1/51	6,318,153	5,237,446
FHLMC, 2.50%, 2/1/52	19,013,582	15,179,270
FHLMC, 3.50%, 5/1/52	976,526	842,940
FHLMC, 3.50%, 5/1/52	344,872	301,406
FHLMC, 4.00%, 5/1/52	340,627	305,439
FHLMC, 5.00%, 8/1/52	7,515,296	7,211,674
FHLMC, 4.50%, 10/1/52	5,697,976	5,254,605
FHLMC, 6.00%, 11/1/52	6,388,749	6,365,334
FHLMC, 6.00%, 1/1/53	5,000,748	4,974,418
FHLMC, 6.00%, 8/1/53	6,208,167	6,196,093
FHLMC, 6.50%, 11/1/53	6,165,560	6,231,197
FNMA, 2.00%, 5/1/36	6,264,846	5,454,884
FNMA, 2.00%, 11/1/36	7,765,576	6,739,396
FNMA, 2.50%, 12/1/36	5,711,162	5,092,646
FNMA, 3.50%, 10/1/40	793,448	711,773
FNMA, 4.50%, 9/1/41	5,559	5,286
FNMA, 3.50%, 12/1/41	43,066	38,631
FNMA, 3.50%, 5/1/42	16,745	15,021
FNMA, 3.50%, 6/1/42	10,119	9,077
FNMA, 3.50%, 8/1/42	60,037	53,853
FNMA, 3.50%, 9/1/42	7,049	6,323
FNMA, 4.00%, 2/1/46	106,007	97,126
FNMA, 4.00%, 3/1/50	7,753,218	7,011,896
FNMA, 2.50%, 6/1/50	9,336,686	7,468,376
FNMA, 2.50%, 10/1/50	6,047,360	4,806,545
FNMA, 2.50%, 12/1/50	7,663,143	6,083,474
FNMA, 2.50%, 2/1/51	1,252,126	1,005,535

	Principal Amount/Shares	Value
FNMA, 4.00%, 3/1/51	$10,282,529	$9,291,218
FNMA, 2.50%, 12/1/51	6,055,936	4,847,311
FNMA, 2.50%, 2/1/52	2,428,567	1,938,305
FNMA, 3.00%, 2/1/52	5,964,031	4,969,053
FNMA, 2.50%, 3/1/52	15,754,406	12,670,971
FNMA, 3.00%, 4/1/52	17,089,439	14,382,462
FNMA, 3.50%, 4/1/52	204,730	176,661
FNMA, 3.00%, 5/1/52	269,486	227,324
FNMA, 3.50%, 5/1/52	9,834,350	8,516,557
FNMA, 3.50%, 5/1/52	6,114,060	5,278,309
FNMA, 3.50%, 5/1/52	683,186	589,819
FNMA, 3.50%, 5/1/52	624,366	548,488
FNMA, 4.00%, 5/1/52	7,442,661	6,662,766
FNMA, 3.00%, 6/1/52	15,164,576	12,629,244
FNMA, 3.00%, 6/1/52	106,168	89,557
FNMA, 5.00%, 8/1/52	2,981,811	2,830,239
FNMA, 4.50%, 9/1/52	6,776,337	6,307,241
FNMA, 5.00%, 10/1/52	35,000,655	33,229,553
FNMA, 5.00%, 10/1/52	12,157,815	11,690,259
FNMA, 5.50%, 10/1/52	4,713,741	4,588,400
FNMA, 5.00%, 1/1/53	29,505,240	28,017,377
FNMA, 5.50%, 1/1/53	5,421,966	5,285,393
FNMA, 6.50%, 1/1/53	9,174,424	9,284,270
FNMA, 5.50%, 3/1/53	13,687,049	13,338,855
FNMA, 4.50%, 6/1/53	13,191,191	12,318,394
FNMA, 4.50%, 8/1/53	14,974,175	13,937,481
FNMA, 6.00%, 9/1/53	4,945,754	4,914,459
FNMA, 6.00%, 9/1/53	4,763,381	4,740,040
FNMA, 4.00%, 3/1/51	8,069,227	7,310,192
GNMA, 6.00%, TBA	6,543,000	6,529,840
GNMA, 6.50%, TBA	6,486,000	6,567,949
GNMA, 6.00%, 7/15/33	1,566	1,622
GNMA, 4.50%, 10/15/39	1,845	1,760
GNMA, 5.00%, 10/15/39	3,732	3,677
GNMA, 4.50%, 1/15/40	2,949	2,815
GNMA, 4.00%, 12/15/40	3,070	2,819
GNMA, 4.50%, 12/15/40	10,604	10,113
GNMA, 3.50%, 6/20/42	1,784,551	1,607,118
GNMA, 3.00%, 5/20/50	1,208,024	1,034,537
GNMA, 3.00%, 7/20/50	3,195,126	2,725,262
GNMA, 2.50%, 2/20/51	7,010,485	5,764,076
GNMA, 3.50%, 6/20/51	2,747,556	2,436,097
GNMA, 3.00%, 7/20/51	9,347,016	7,971,313
GNMA, 2.50%, 9/20/51	8,420,054	6,915,052
GNMA, 2.00%, 12/20/51	17,079,206	13,457,583
GNMA, 2.50%, 12/20/51	9,191,713	7,547,309
GNMA, 4.00%, 9/20/52	10,930,944	9,912,485
GNMA, 4.50%, 9/20/52	5,123,628	4,778,462
GNMA, 4.50%, 10/20/52	11,260,967	10,501,773
GNMA, 5.00%, 4/20/53	4,618,338	4,425,705
GNMA, 5.50%, 4/20/53	10,170,481	9,984,302

	Principal Amount/Shares	Value
UMBS, 5.50%, TBA	$9,883,000	$9,593,499
UMBS, 6.00%, TBA	19,367,000	19,189,975
		518,350,922
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $543,043,543)		520,679,133
PREFERRED STOCKS — 4.4%
Banks — 3.3%
Banco Santander SA, 4.125%	1,000,000	935,721
Banco Santander SA, 4.75%	2,000,000	2,048,765
Barclays PLC, 5.875%	2,500,000	3,098,635
Barclays PLC, 8.00%	7,160,000	7,171,735
BNP Paribas SA, 7.375%(1)	7,155,000	7,168,693
Commerzbank AG, 4.25%	2,600,000	2,403,719
Commerzbank AG, 6.125%	1,000,000	1,051,658
Commerzbank AG, 7.00%	4,800,000	4,730,856
Cooperatieve Rabobank UA, 3.10%	3,200,000	2,968,952
Cooperatieve Rabobank UA, 3.25%	1,400,000	1,373,516
Credit Agricole SA, 6.875%(1)	3,610,000	3,602,915
Credit Agricole SA, 7.25%	1,000,000	1,117,610
Credit Agricole SA, 8.125%(1)	7,155,000	7,262,969
Danske Bank AS, 7.00%	7,155,000	7,092,744
HSBC Holdings PLC, 6.00%	4,925,000	4,697,841
HSBC Holdings PLC, 6.375%	3,035,000	3,024,584
Intesa Sanpaolo SpA, 3.75%	3,700,000	3,817,843
La Banque Postale SA, 3.00%	1,000,000	827,875
La Banque Postale SA, 3.875%	3,000,000	2,929,504
Lloyds Banking Group PLC, 7.50%	6,280,000	6,291,549
Lloyds Banking Group PLC, 8.50%	1,200,000	1,514,485
NatWest Group PLC, 8.00%	7,155,000	7,171,943
Societe Generale SA, 7.875%	2,000,000	2,201,902
Societe Generale SA, 8.50%(1)	12,700,000	12,115,424
Truist Financial Corp., Series P, 4.95%	6,740,000	6,566,376
UniCredit SpA, 3.875%	3,000,000	2,821,411
		106,009,225
Capital Markets — 0.4%
Deutsche Bank AG, 4.50%	3,400,000	3,097,726
Deutsche Bank AG, 7.50%	7,600,000	7,431,622
Goldman Sachs Group, Inc., Series X, 7.50%	1,532,000	1,552,502
		12,081,850
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 2.38%	2,900,000	2,719,906
Telefonica Europe BV, 2.88%	2,000,000	1,961,045
		4,680,951
Electric Utilities — 0.1%
SSE PLC, 3.125%	1,600,000	1,634,613
SSE PLC, 3.74%	325,000	388,339
		2,022,952
Insurance — 0.3%
Allianz SE, 2.625%	5,600,000	4,610,666
BNP Paribas Cardif SA, 4.03%	1,300,000	1,374,348
CNP Assurances SACA, 4.75%	3,500,000	3,595,300
		9,580,314

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 0.2%
Eni SpA, 3.375%	5,700,000	$5,644,851
TOTAL PREFERRED STOCKS (Cost $141,103,619)		140,020,143
COLLATERALIZED LOAN OBLIGATIONS — 4.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.63%, (1-month SOFR plus 1.31%), 6/15/36(1)	$6,123,646	5,996,989
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.16%), 7/22/32(1)	3,600,000	3,599,594
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.83%, (3-month SOFR plus 2.51%), 7/24/29(1)	4,500,000	4,502,551
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	4,282,500	4,263,739
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 7.69%, (3-month SOFR plus 2.36%), 4/22/31(1)	2,400,000	2,401,573
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	4,500,000	4,505,593
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.33%, (1-month SOFR plus 1.01%), 2/15/38(1)	2,527,173	2,426,876
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.38%, (1-month SOFR plus 2.06%), 2/15/38(1)	8,000,000	6,561,269
CBAM Ltd., Series 2018-7A, Class B1, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/20/31(1)	5,900,000	5,904,168
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/31(1)	1,213,602	1,224,151
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	2,198,981	2,202,022
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.73%, (3-month SOFR plus 2.40%), 1/20/33(1)	3,626,429	3,633,032
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/30(1)	4,250,000	4,256,304
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/18/30(1)	6,800,000	6,802,075
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/15/31(1)	7,750,000	7,754,146
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.90%, (1-month SOFR plus 2.58%), 8/17/37(1)	5,078,000	5,101,250
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.71%, (3-month SOFR plus 1.38%), 7/20/31(1)	2,059,966	2,062,668
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/18/30(1)	2,975,000	2,980,087
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 7.19%, (1-month SOFR plus 1.86%), 7/15/36(1)	4,999,500	4,938,947
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(1)	5,200,000	5,207,688
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.27%, (3-month SOFR plus 2.94%), 1/20/35(1)	4,850,000	4,862,724
MF1 LLC, Series 2022-FL10, Class D, VRN, 11.05%, (1-month SOFR plus 5.73%), 9/17/37(1)	4,000,000	4,014,653
MF1 Ltd., Series 2020-FL4, Class A, VRN, 7.13%, (1-month SOFR plus 1.81%), 11/15/35(1)	2,814,808	2,816,382
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.89%, (3-month SOFR plus 1.56%), 4/22/29(1)	825,575	829,034
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/16/31(1)	3,750,000	3,755,626
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.59%, (3-month SOFR plus 2.26%), 7/19/30(1)	4,500,000	4,502,385

		Principal Amount/Shares	Value
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.08%, (3-month SOFR plus 1.76%), 10/17/31(1)		$5,000,000	$5,011,657
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.07%, (3-month SOFR plus 2.75%), 7/24/31(1)		3,900,000	3,905,723
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.38%, (1-month SOFR plus 1.06%), 7/25/36(1)		4,093,743	4,060,315
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 8.09%, (3-month SOFR plus 2.76%), 7/20/32(1)		8,000,000	8,000,826
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.47%, (30-day average SOFR plus 2.15%), 2/15/39(1)		10,570,500	10,438,646
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)		507,186	507,119
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $139,240,831)			139,029,812
U.S. TREASURY SECURITIES — 3.2%
U.S. Treasury Bonds, 2.75%, 11/15/42		15,215,000	11,223,440
U.S. Treasury Bonds, 3.875%, 5/15/43		26,956,000	23,515,951
U.S. Treasury Bonds, 4.375%, 8/15/43		10,970,000	10,248,380
U.S. Treasury Bonds, 4.75%, 11/15/43		11,540,000	11,323,625
U.S. Treasury Bonds, 4.50%, 2/15/44		7,763,000	7,372,424
U.S. Treasury Bonds, 2.50%, 2/15/45		13,000,000	8,925,312
U.S. Treasury Bonds, 2.875%, 8/15/45		3,500,000	2,559,922
U.S. Treasury Bonds, 2.25%, 8/15/46		5,000,000	3,207,422
U.S. Treasury Bonds, 3.00%, 5/15/47		5,000,000	3,684,473
U.S. Treasury Bonds, 3.625%, 2/15/53		3,700,000	3,023,883
U.S. Treasury Bonds, 4.25%, 2/15/54		1,000,000	915,781
U.S. Treasury Notes, 5.00%, 8/31/25(4)		16,342,000	16,301,783
TOTAL U.S. TREASURY SECURITIES (Cost $113,994,242)			102,302,396
ASSET-BACKED SECURITIES — 2.6%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		4,767,988	4,117,019
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		2,600,000	2,359,237
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		3,633,332	3,203,735
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	6,262,833
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$1,746,000	1,585,730
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		1,224,482	1,149,115
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)		6,500,000	6,455,695
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,822,803
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		8,675,000	7,863,692
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,248,634	1,118,422
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		2,014,755	1,624,331
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		4,242,617	3,918,867
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		5,815,482	5,155,972
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		2,928,291	2,611,090

	Principal Amount/Shares	Value
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)	$5,854,018	$5,198,619
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	13,040,000	10,996,292
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	5,800,000	5,765,554
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	548,576	517,432
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,338,361
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)	6,071,900	6,031,307
TOTAL ASSET-BACKED SECURITIES (Cost $87,905,883)		83,096,106
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	1,835,911
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,024,014
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,294,722
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,677,644
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	3,768,420
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	5,700,000	4,848,695
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.45%, (1-month SOFR plus 3.13%), 6/15/40(1)	6,042,000	6,057,965
BX Trust, Series 2018-GW, Class A, VRN, 6.42%, (1-month SOFR plus 1.10%), 5/15/35(1)	5,057,000	5,039,867
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	10,372,000	10,134,382
Great Wolf Trust, Series 2019-WOLF, Class A, VRN, 6.67%, (1-month SOFR plus 1.35%), 12/15/36(1)	2,059,264	2,057,799
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.27%, (1-month SOFR plus 1.95%), 12/15/36(1)	3,392,232	3,389,081
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,437,245
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	3,995,568
LUXE Trust, Series 2021-TRIP, Class B, VRN, 6.84%, (1-month SOFR plus 1.51%), 10/15/38(1)	4,542,355	4,535,124
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	1,835,450
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,051,402
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	2,008,000	1,668,262
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	4,250,000	4,202,646
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,598,752
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $68,580,610)		67,452,949
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	5,500,000	5,040,938

	Principal Amount/Shares	Value
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.80%, 5/25/65(1)	$4,482,000	$4,438,300
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.33%, (1-month SOFR plus 4.01%), 8/25/33(1)	281,865	282,361
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	3,502,840	3,494,104
		13,255,703
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	821,005	821,996
FNMA, Series 2022-R09, Class 2M1, VRN, 7.83%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,193,700	2,236,473
FNMA, Series 2024-R01, Class 1M1, VRN, 6.38%, (30-day average SOFR plus 1.05%), 1/25/44(1)	6,358,586	6,365,065
		9,423,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,454,179)		22,679,237
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 6.25%, 7/15/32	2,000,000	2,198,654
Tennessee Valley Authority, 3.875%, 3/15/28	11,000,000	10,660,037
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,491,443)		12,858,691
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	825,000	539,839
City of Los Angeles Department of Airports Rev., 6.58%, 5/15/39	270,000	286,098
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	244,998	193,389
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	550,704
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,735,658
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	905,644
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,167,417
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	272,446
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	301,588
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	603,804
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	413,667
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	290,380
State of California GO, 4.60%, 4/1/38	120,000	111,280
State of California GO, 7.60%, 11/1/40	20,000	23,647
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	230,000	224,433
University of California Rev., 3.07%, 5/15/51	670,000	452,795
TOTAL MUNICIPAL SECURITIES (Cost $10,316,515)		8,072,789
SHORT-TERM INVESTMENTS — 1.6%
Commercial Paper(5) — 1.6%
Landesbank Baden-Wuerttemberg, 5.46%, 5/1/24(1)	51,800,000	51,792,326

	Principal Amount/Shares	Value
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	199,746	$199,746
TOTAL SHORT-TERM INVESTMENTS (Cost $51,999,747)		51,992,072
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,397,081,450)		3,189,385,320
OTHER ASSETS AND LIABILITIES — 0.3%		10,233,656
TOTAL NET ASSETS — 100.0%		$3,199,618,976

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	24,933,083	USD	16,519,379	JPMorgan Chase Bank N.A.	6/20/24	$(344,221)
USD	16,621,043	AUD	25,041,595	Morgan Stanley	6/20/24	375,488
USD	8,013,793	AUD	12,073,039	UBS AG	6/20/24	181,496
USD	16,431,602	AUD	24,776,949	UBS AG	6/20/24	357,734
BRL	81,312,417	USD	16,179,966	Goldman Sachs & Co.	6/20/24	(592,104)
BRL	168,251,340	USD	32,222,181	Morgan Stanley	6/20/24	32,162
BRL	162,520,150	USD	32,564,274	UBS AG	6/20/24	(1,408,619)
USD	14,561,495	BRL	76,477,119	Goldman Sachs & Co.	6/20/24	(99,424)
USD	32,550,075	BRL	168,251,340	Morgan Stanley	6/20/24	295,732
USD	31,811,031	BRL	167,355,448	UBS AG	6/20/24	(271,567)
CAD	44,174,502	USD	32,083,857	JPMorgan Chase Bank N.A.	6/20/24	30,303
CAD	37,377,098	USD	27,039,651	UBS AG	6/20/24	132,906
USD	16,909,392	CAD	22,981,976	Citibank N.A.	6/20/24	201,861
USD	16,176,875	CAD	22,113,497	Citibank N.A.	6/20/24	100,714
USD	160,136,081	CAD	215,601,134	UBS AG	6/20/24	3,397,484
CHF	14,432,991	USD	16,243,033	JPMorgan Chase Bank N.A.	6/20/24	(457,058)
CHF	14,653,109	USD	16,483,917	Morgan Stanley	6/20/24	(457,189)
USD	16,651,266	CHF	14,503,298	Morgan Stanley	6/20/24	788,393
USD	16,581,248	CHF	14,569,193	Morgan Stanley	6/20/24	646,303
USD	6,788,007	CHF	5,908,078	UBS AG	6/20/24	326,091
CLP	15,356,144,136	USD	16,327,639	Bank of America N.A.	6/21/24	(340,015)
CLP	16,148,410,747	USD	16,651,279	Morgan Stanley	6/21/24	161,190
CLP	15,651,700,590	USD	16,198,396	Morgan Stanley	6/21/24	96,937
CLP	15,436,223,118	USD	16,440,753	UBS AG	6/21/24	(369,758)
USD	33,526,842	CLP	31,816,973,392	Bank of America N.A.	6/21/24	401,484
USD	16,171,807	CLP	15,355,130,617	Bank of America N.A.	6/21/24	185,239
USD	16,245,491	CLP	15,441,339,512	Morgan Stanley	6/21/24	169,169
USD	4,468,517	CNY	31,775,623	Bank of America N.A.	6/20/24	2,310
USD	233,957,131	CNY	1,659,691,886	JPMorgan Chase Bank N.A.	6/20/24	679,951
USD	2,581,051	COP	10,280,325,790	Morgan Stanley	6/20/24	(20,315)
USD	5,412,572	CZK	125,490,483	Bank of America N.A.	6/20/24	87,108
USD	4,644,631	DKK	31,475,505	UBS AG	6/20/24	129,534
EUR	6,278,591	USD	6,871,093	Bank of America N.A.	6/20/24	(157,238)
EUR	11,796,205	USD	12,675,556	Citibank N.A.	6/20/24	(61,578)
EUR	1,387,234	USD	1,480,003	Citibank N.A.	6/20/24	3,401
EUR	4,159,300	USD	4,476,270	JPMorgan Chase Bank N.A.	6/20/24	(28,626)
EUR	1,179,164	USD	1,287,235	Morgan Stanley	6/20/24	(26,326)
EUR	1,862,718	USD	2,021,765	Morgan Stanley	6/20/24	(29,914)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,006,385	USD	1,091,552	Morgan Stanley	6/20/24	$(15,399)
EUR	2,556,883	USD	2,786,105	Morgan Stanley	6/20/24	(51,966)
EUR	1,236,694	USD	1,336,195	Morgan Stanley	6/20/24	(13,767)
EUR	966,174	USD	1,029,534	Morgan Stanley	6/20/24	3,620
EUR	589,790	USD	629,191	Morgan Stanley	6/20/24	1,486
EUR	2,167,907	USD	2,324,445	Morgan Stanley	6/20/24	(6,248)
EUR	965,808	USD	1,035,644	Morgan Stanley	6/20/24	(2,881)
USD	1,187,520	EUR	1,089,856	Bank of America N.A.	6/20/24	22,109
USD	1,036,219	EUR	954,863	Bank of America N.A.	6/20/24	15,159
USD	1,115,305	EUR	1,031,720	Bank of America N.A.	6/20/24	12,062
USD	2,103,365	EUR	1,931,823	Bank of America N.A.	6/20/24	37,618
USD	1,072,146	EUR	1,005,851	Bank of America N.A.	6/20/24	(3,436)
USD	596,005,080	EUR	542,606,620	Citibank N.A.	6/20/24	15,782,174
USD	55,524	EUR	51,968	Citibank N.A.	6/20/24	(46)
USD	4,618,450	EUR	4,240,581	JPMorgan Chase Bank N.A.	6/20/24	83,890
USD	2,356,890	EUR	2,159,830	Morgan Stanley	6/20/24	47,329
USD	1,039,279	EUR	954,447	Morgan Stanley	6/20/24	18,665
USD	85,499	EUR	78,767	Morgan Stanley	6/20/24	1,272
USD	10,643,161	EUR	9,813,816	Morgan Stanley	6/20/24	149,001
USD	963,207	EUR	901,779	Morgan Stanley	6/20/24	(1,087)
USD	45,487	EUR	42,630	Morgan Stanley	6/20/24	(98)
USD	1,068,911	EUR	1,002,310	Morgan Stanley	6/20/24	(2,885)
USD	1,156,723	EUR	1,077,667	Morgan Stanley	6/20/24	4,346
USD	10,622,752	EUR	9,812,314	UBS AG	6/20/24	130,198
GBP	1,514,351	USD	1,887,087	Citibank N.A.	6/20/24	5,654
USD	147,371,027	GBP	116,869,065	Bank of America N.A.	6/20/24	1,300,047
USD	3,629,824	GBP	2,914,020	JPMorgan Chase Bank N.A.	6/20/24	(12,318)
USD	3,343,680	GBP	2,657,667	Morgan Stanley	6/20/24	21,946
USD	2,067,479	GBP	1,659,073	Morgan Stanley	6/20/24	(6,144)
USD	148,946	GBP	119,569	Morgan Stanley	6/20/24	(499)
HUF	11,832,102,490	USD	32,595,324	Bank of America N.A.	6/20/24	(413,419)
HUF	5,902,187,007	USD	16,418,145	Bank of America N.A.	6/20/24	(364,902)
HUF	6,005,142,393	USD	16,385,787	JPMorgan Chase Bank N.A.	6/20/24	(52,517)
HUF	5,940,841,214	USD	16,329,503	Morgan Stanley	6/20/24	(171,125)
USD	16,190,058	HUF	5,886,881,388	Citibank N.A.	6/20/24	178,444
USD	16,354,940	HUF	6,009,042,981	Goldman Sachs & Co.	6/20/24	11,062
USD	16,274,268	HUF	5,939,294,213	JPMorgan Chase Bank N.A.	6/20/24	120,098
USD	32,510,394	HUF	11,848,413,234	JPMorgan Chase Bank N.A.	6/20/24	284,127
IDR	199,340,151,243	USD	12,343,043	Bank of America N.A.	6/20/24	(100,894)
IDR	512,678,419,772	USD	32,536,550	Morgan Stanley	6/20/24	(1,051,242)
USD	48,599,287	IDR	762,668,610,606	Morgan Stanley	6/20/24	1,761,240
ILS	121,986,278	USD	32,211,851	Bank of America N.A.	6/20/24	460,919
USD	22,788,309	ILS	81,367,251	Bank of America N.A.	6/20/24	994,928
USD	16,627,938	ILS	62,471,164	JPMorgan Chase Bank N.A.	6/20/24	(104,320)
USD	108,140,049	JPY	16,206,061,352	Morgan Stanley	6/20/24	4,619,880
KRW	25,829,174,175	USD	19,706,397	Morgan Stanley	6/20/24	(1,026,720)
KRW	11,005,932,236	USD	8,209,094	Morgan Stanley	6/20/24	(249,596)
KRW	11,052,793,384	USD	8,248,045	Morgan Stanley	6/20/24	(254,657)
USD	15,930,288	KRW	21,754,400,785	Bank of America N.A.	6/20/24	197,489
USD	16,381,237	KRW	22,278,481,652	Morgan Stanley	6/20/24	269,423
USD	2,832,308	KRW	3,745,868,556	UBS AG	6/20/24	123,293

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,719,838	KRW	3,755,949,406	UBS AG	6/20/24	$3,533
MXN	548,313,001	USD	32,300,814	Bank of America N.A.	6/20/24	(536,966)
MXN	60,144,680	USD	3,485,228	Citibank N.A.	6/20/24	(1,039)
MXN	634,867,892	USD	38,125,734	Morgan Stanley	6/20/24	(1,347,749)
MXN	269,549,838	USD	16,111,116	Morgan Stanley	6/20/24	(496,056)
MXN	617,491,813	USD	35,797,114	Morgan Stanley	6/20/24	(25,728)
MXN	551,489,367	USD	31,848,539	UBS AG	6/20/24	99,316
USD	31,066,690	MXN	530,454,408	Bank of America N.A.	6/20/24	337,392
USD	32,404,071	MXN	544,119,663	Bank of America N.A.	6/20/24	883,143
USD	8,941,675	MXN	153,200,153	Morgan Stanley	6/20/24	66,769
USD	19,709,197	MXN	337,541,121	Morgan Stanley	6/20/24	155,393
USD	15,856,878	MXN	266,866,706	Morgan Stanley	6/20/24	397,253
USD	21,103,123	MXN	354,762,449	Morgan Stanley	6/20/24	551,685
USD	15,850,041	MXN	270,093,688	Morgan Stanley	6/20/24	203,476
USD	34,890,379	MXN	610,115,051	UBS AG	6/20/24	(453,670)
USD	7,465,022	MYR	35,078,141	Goldman Sachs & Co.	6/20/24	126,023
NZD	42,306,256	USD	25,560,763	Citibank N.A.	6/20/24	(631,887)
NZD	567,709	USD	335,971	JPMorgan Chase Bank N.A.	6/20/24	(1,450)
USD	70,964,213	NZD	114,992,157	Bank of America N.A.	6/20/24	3,205,316
USD	692,039	NZD	1,124,733	Bank of America N.A.	6/20/24	29,292
PLN	64,464,451	USD	15,792,327	Bank of America N.A.	6/20/24	91,375
PLN	130,046,777	USD	32,286,344	Bank of America N.A.	6/20/24	(243,501)
USD	16,032,658	PLN	64,408,204	Bank of America N.A.	6/20/24	162,815
USD	32,114,829	PLN	130,160,599	Bank of America N.A.	6/20/24	43,941
USD	3,260,073	PLN	12,839,561	Morgan Stanley	6/20/24	96,473
USD	4,435,340	SEK	45,083,452	UBS AG	6/20/24	335,527
USD	3,164,079	SGD	4,201,527	Morgan Stanley	6/20/24	79,216
THB	586,877,646	USD	16,349,844	Morgan Stanley	6/20/24	(454,176)
THB	581,006,485	USD	16,403,345	UBS AG	6/20/24	(666,699)
USD	16,615,187	THB	589,756,075	Bank of America N.A.	6/20/24	641,557
USD	16,437,742	THB	584,526,106	Bank of America N.A.	6/20/24	605,766
USD	16,160,488	THB	595,433,192	Bank of America N.A.	6/20/24	33,092
USD	7,603,427	THB	267,239,168	UBS AG	6/20/24	365,215
TRY	521,737,864	USD	14,802,859	Goldman Sachs & Co.	6/20/24	525,729
USD	7,422,647	TRY	260,868,932	Citibank N.A.	6/20/24	(241,647)
USD	7,411,049	TRY	260,868,932	Goldman Sachs & Co.	6/20/24	(253,245)
USD	16,147,684	TWD	519,753,748	UBS AG	6/20/24	209,451
USD	16,778,535	ZAR	317,617,668	Bank of America N.A.	6/20/24	(31,682)
USD	32,220,440	ZAR	607,989,449	Goldman Sachs & Co.	6/20/24	42,019
ZAR	608,652,585	USD	31,948,466	Bank of America N.A.	6/20/24	265,051
ZAR	316,954,532	USD	16,862,384	JPMorgan Chase Bank N.A.	6/20/24	(87,264)
						$30,953,410

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	415	June 2024	$51,565,476	$(598,509)
Euro-Bund 10-Year Bonds	384	June 2024	53,307,436	(802,189)
Euro-Buxl 30-Year Bonds	1	June 2024	137,584	(4,633)
Euro-OAT 10-Year Bonds	564	June 2024	75,520,532	(1,204,632)
Euro-Schatz 2-Year Bonds	720	June 2024	80,764,884	(373,781)
Korean Treasury 10-Year Bonds	320	June 2024	25,700,022	(500,572)
U.K. Gilt 10-Year Bonds	347	June 2024	41,529,624	(906,735)
U.S. Treasury 2-Year Notes	1,646	June 2024	333,572,188	(2,700,443)
U.S. Treasury 5-Year Notes	1,031	June 2024	107,989,196	(1,881,509)
			$770,086,942	$(8,973,003)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	692	June 2024	$76,271,375	$2,098,119
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$15,240,000	$778,911	$205,454	$984,365
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR 14,100,000	1,010,740	232,743	1,243,483
					$1,789,651	$438,197	$2,227,848
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $937,553,392, which represented 29.3% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $13,035,840.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,397,081,450)	$3,189,385,320
Cash	2,096,983
Receivable for investments sold	43,008,341
Receivable for capital shares sold	759,283
Receivable for variation margin on futures contracts	83,169
Unrealized appreciation on forward foreign currency exchange contracts	44,996,287
Interest receivable	26,964,783
3,307,294,166

Liabilities
Foreign currency overdraft payable, at value (cost of $4,311,727)	4,317,624
Payable for collateral received for forward foreign currency exchange contracts	2,097,000
Payable for investments purchased	83,643,521
Payable for capital shares redeemed	1,348,275
Payable for variation margin on futures contracts	1,687,753
Payable for variation margin on swap agreements	119,138
Unrealized depreciation on forward foreign currency exchange contracts	14,042,877
Accrued management fees	408,636
Distribution and service fees payable	429
Accrued foreign taxes	9,937
107,675,190

Net Assets	$3,199,618,976

Net Assets Consist of:
Capital paid in	$3,610,888,743
Distributable earnings (loss)	(411,269,767)
$3,199,618,976

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$356,348,235	42,053,251	$8.47
I Class	$182,623,422	21,463,449	$8.51
Y Class	$90,235,574	10,588,316	$8.52
A Class	$1,314,771	156,290	$8.41
C Class	$122,400	14,887	$8.22
R Class	$122,919	14,721	$8.35
R5 Class	$5,606,371	659,290	$8.50
R6 Class	$7,031,567	826,752	$8.51
G Class	$2,556,213,717	299,349,101	$8.54
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.81 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $132,609)	$65,377,613

Expenses:
Management fees	9,655,044
Interest expenses	213,146
Distribution and service fees:
A Class	1,684
C Class	809
R Class	295
Trustees' fees and expenses	111,414
9,982,392
Fees waived - G Class	(7,255,531)
2,726,861

Net investment income (loss)	62,650,752

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $21,956)	(32,054,808)
Forward foreign currency exchange contract transactions	(12,797,289)
Futures contract transactions	3,491,361
Swap agreement transactions	(1,904,676)
Foreign currency translation transactions	428,278
(42,837,134)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $87)	102,825,872
Forward foreign currency exchange contracts	11,673,692
Futures contracts	4,719,955
Swap agreements	106,871
Translation of assets and liabilities in foreign currencies	(441)
119,325,949

Net realized and unrealized gain (loss)	76,488,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$139,139,567

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets	April 30, 2024	October 31, 2023
Operations
Net investment income (loss)	$62,650,752	$86,603,308
Net realized gain (loss)	(42,837,134)	(126,623,247)
Change in net unrealized appreciation (depreciation)	119,325,949	37,367,090
Net increase (decrease) in net assets resulting from operations	139,139,567	(2,652,849)

Distributions to Shareholders
From earnings:
Investor Class	(5,202,345)	(15,278,630)
I Class	(2,559,085)	(1,259,367)
Y Class	(1,286,954)	(4,705,141)
A Class	(18,983)	(63,980)
C Class	(1,934)	(13,050)
R Class	(1,480)	(14,096)
R5 Class	(87,257)	(628,186)
R6 Class	(100,474)	(385,508)
G Class	(42,840,817)	(123,469,440)
Decrease in net assets from distributions	(52,099,329)	(145,817,398)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	594,822,019	738,944,792

Net increase (decrease) in net assets	681,862,257	590,474,545

Net Assets
Beginning of period	2,517,756,719	1,927,282,174
End of period	$3,199,618,976	$2,517,756,719

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2024 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.83%	0.73%	0.63%	0.83%	0.83%	0.83%	0.63%	0.58%	0.00%(1)
(1)Effective annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2024 totaled $2,189,412,772, of which $633,525,048 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2024 totaled $1,453,493,631, of which $460,621,049 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,518,744	$99,069,122	3,328,244	$28,921,359
Issued in reinvestment of distributions	601,368	5,201,835	1,819,792	15,276,696
Redeemed	(1,674,738)	(14,336,891)	(2,640,116)	(22,488,066)
	10,445,374	89,934,066	2,507,920	21,709,989
I Class
Sold	1,339,585	11,561,680	20,439,459	171,895,222
Issued in reinvestment of distributions	294,704	2,558,031	149,491	1,254,391
Redeemed	(809,451)	(6,978,172)	(630,475)	(5,331,224)
	824,838	7,141,539	19,958,475	167,818,389
Y Class
Sold	4,159,979	36,025,501	4,713,931	41,417,111
Issued in reinvestment of distributions	148,096	1,286,954	557,030	4,698,724
Redeemed	(697,516)	(6,023,605)	(4,400,534)	(36,927,240)
	3,610,559	31,288,850	870,427	9,188,595
A Class
Sold	11,164	94,667	34,767	291,402
Issued in reinvestment of distributions	2,189	18,804	7,577	63,236
Redeemed	(17,750)	(151,736)	(14,375)	(122,679)
	(4,397)	(38,265)	27,969	231,959
C Class
Sold	1,709	14,322	4,659	38,341
Issued in reinvestment of distributions	225	1,898	1,573	12,895
Redeemed	(9,354)	(77,713)	(14,219)	(118,340)
	(7,420)	(61,493)	(7,987)	(67,104)
R Class
Sold	4,042	34,031	8,627	72,497
Issued in reinvestment of distributions	174	1,480	1,701	14,096
Redeemed	(4,774)	(40,006)	(25,387)	(209,387)
	(558)	(4,495)	(15,059)	(122,794)
R5 Class
Sold	347	3,019	15,237	129,698
Issued in reinvestment of distributions	10,064	87,257	74,633	628,186
Redeemed	(53,502)	(458,625)	(665,591)	(5,686,815)
	(43,091)	(368,349)	(575,721)	(4,928,931)
R6 Class
Sold	163,210	1,412,100	137,561	1,177,615
Issued in reinvestment of distributions	11,589	100,474	45,816	385,508
Redeemed	(136,329)	(1,169,378)	(105,643)	(893,283)
	38,470	343,196	77,734	669,840
G Class
Sold	71,530,406	618,969,135	62,003,462	542,635,044
Issued in reinvestment of distributions	4,929,898	42,840,817	14,644,686	123,469,440
Redeemed	(22,592,132)	(195,222,982)	(14,318,952)	(121,659,635)
	53,868,172	466,586,970	62,329,196	544,444,849
Net increase (decrease)	68,731,947	$594,822,019	85,172,954	$738,944,792

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$1,112,482,228	—
Corporate Bonds	—	928,719,764	—
U.S. Government Agency Mortgage-Backed Securities	—	520,679,133	—
Preferred Stocks	—	140,020,143	—
Collateralized Loan Obligations	—	139,029,812	—
U.S. Treasury Securities	—	102,302,396	—
Asset-Backed Securities	—	83,096,106	—
Commercial Mortgage-Backed Securities	—	67,452,949	—
Collateralized Mortgage Obligations	—	22,679,237	—
U.S. Government Agency Securities	—	12,858,691	—
Municipal Securities	—	8,072,789	—
Short-Term Investments	$199,746	51,792,326	—
	$199,746	$3,189,185,574	—
Other Financial Instruments
Futures Contracts	$2,098,119	—	—
Swap Agreements	—	$2,227,848	—
Forward Foreign Currency Exchange Contracts	—	44,996,287	—
	$2,098,119	$47,224,135	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,581,952	$4,391,051	—
Forward Foreign Currency Exchange Contracts	—	14,042,877	—
	$4,581,952	$18,433,928	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $30,471,946.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,459,343,626.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $765,030,939 futures contracts purchased and $51,730,328 futures contracts sold.

Value of Derivative Instruments as of April 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$119,138
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$44,996,287	Unrealized depreciation on forward foreign currency exchange contracts	14,042,877
Interest Rate Risk	Receivable for variation margin on futures contracts*	83,169	Payable for variation margin on futures contracts*	1,687,753
		$45,079,456		$15,849,768
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(1,904,676)	Change in net unrealized appreciation (depreciation) on swap agreements	$106,871
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(12,797,289)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	11,673,692
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	3,491,361	Change in net unrealized appreciation (depreciation) on futures contracts	4,719,955
		$(11,210,604)		$16,500,518

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$10,015,212	$(2,192,053)	—	$7,823,159
Citibank N.A.	16,272,248	(936,197)	—	15,336,051
Goldman Sachs & Co.	704,833	(704,833)	—	—
JPMorgan Chase Bank N.A.	1,198,369	(1,087,774)	$(110,595)	—
Morgan Stanley	11,013,847	(5,711,767)	(637,000)	4,665,080
UBS AG	5,791,778	(3,170,313)	—	2,621,465
	$44,996,287	$(13,802,937)	$(747,595)	$30,445,755

Liabilities
Bank of America N.A.	$2,192,053	$(2,192,053)	—	—
Citibank N.A.	936,197	(936,197)	—	—
Goldman Sachs & Co.	944,773	(704,833)	$(239,940)	—
JPMorgan Chase Bank N.A.	1,087,774	(1,087,774)	—	—
Morgan Stanley	5,711,767	(5,711,767)	—	—
UBS AG	3,170,313	(3,170,313)	—	—
	$14,042,877	$(13,802,937)	$(239,940)	—
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,399,492,489
Gross tax appreciation of investments	$11,369,106
Gross tax depreciation of investments	(221,476,275)
Net tax appreciation (depreciation) of investments	$(210,107,169)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2023, the fund had accumulated short-term capital losses of $(100,228,574) and accumulated long-term capital losses of $(115,727,287), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.18	0.14	0.27	0.41	(0.12)	—	(0.12)	$8.47	5.01%	0.85%	0.85%	3.34%	3.34%	49%	$356,348
2023	$8.67	0.25	(0.24)	0.01	(0.50)	—	(0.50)	$8.18	0.03%	0.81%	0.84%	2.96%	2.93%	83%	$258,405
2022	$10.43	0.17	(1.60)	(1.43)	(0.26)	(0.07)	(0.33)	$8.67	(14.05)%	0.80%	0.84%	1.81%	1.77%	97%	$252,306
2021	$10.40	0.15	(0.09)	0.06	—	(0.03)	(0.03)	$10.43	0.59%	0.80%	0.84%	1.46%	1.42%	119%	$298,790
2020	$10.44	0.15	0.05	0.20	(0.24)	—	(0.24)	$10.40	1.96%	0.83%	0.84%	1.46%	1.45%	106%	$264,352
2019	$10.03	0.21	0.78	0.99	(0.58)	—	(0.58)	$10.44	10.36%	0.84%	0.84%	2.10%	2.10%	46%	$277,044
I Class
2024(3)	$8.21	0.15	0.27	0.42	(0.12)	—	(0.12)	$8.51	5.14%	0.75%	0.75%	3.44%	3.44%	49%	$182,623
2023	$8.70	0.28	(0.26)	0.02	(0.51)	—	(0.51)	$8.21	0.13%	0.71%	0.74%	3.06%	3.03%	83%	$169,387
2022	$10.46	0.18	(1.60)	(1.42)	(0.27)	(0.07)	(0.34)	$8.70	(13.93)%	0.70%	0.74%	1.91%	1.87%	97%	$5,919
2021	$10.42	0.17	(0.10)	0.07	—(4)	(0.03)	(0.03)	$10.46	0.70%	0.70%	0.74%	1.56%	1.52%	119%	$18,975
2020	$10.47	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.42	2.01%	0.73%	0.74%	1.56%	1.55%	106%	$16,077
2019	$10.06	0.22	0.78	1.00	(0.59)	—	(0.59)	$10.47	10.44%	0.74%	0.74%	2.20%	2.20%	46%	$16,830

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2024(3)	$8.22	0.15	0.28	0.43	(0.13)	—	(0.13)	$8.52	5.17%	0.65%	0.65%	3.54%	3.54%	49%	$90,236
2023	$8.71	0.27	(0.24)	0.03	(0.52)	—	(0.52)	$8.22	0.23%	0.61%	0.64%	3.16%	3.13%	83%	$57,340
2022	$10.48	0.19	(1.61)	(1.42)	(0.28)	(0.07)	(0.35)	$8.71	(13.91)%	0.60%	0.64%	2.01%	1.97%	97%	$53,201
2021	$10.44	0.18	(0.10)	0.08	(0.01)	(0.03)	(0.04)	$10.48	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$62,274
2020	$10.49	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.44	2.15%	0.63%	0.64%	1.66%	1.65%	106%	$43,071
2019	$10.07	0.22	0.80	1.02	(0.60)	—	(0.60)	$10.49	10.65%	0.64%	0.64%	2.30%	2.30%	46%	$29,035
A Class
2024(3)	$8.12	0.13	0.28	0.41	(0.12)	—	(0.12)	$8.41	4.97%	1.10%	1.10%	3.09%	3.09%	49%	$1,315
2023	$8.62	0.23	(0.25)	(0.02)	(0.48)	—	(0.48)	$8.12	(0.34)%	1.06%	1.09%	2.71%	2.68%	83%	$1,305
2022	$10.36	0.15	(1.59)	(1.44)	(0.23)	(0.07)	(0.30)	$8.62	(14.17)%	1.05%	1.09%	1.56%	1.52%	97%	$1,144
2021	$10.36	0.13	(0.10)	0.03	—	(0.03)	(0.03)	$10.36	0.30%	1.05%	1.09%	1.21%	1.17%	119%	$1,450
2020	$10.39	0.12	0.05	0.17	(0.20)	—	(0.20)	$10.36	1.69%	1.08%	1.09%	1.21%	1.20%	106%	$2,054
2019	$9.98	0.18	0.78	0.96	(0.55)	—	(0.55)	$10.39	10.12%	1.09%	1.09%	1.85%	1.85%	46%	$1,941

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$7.95	0.10	0.27	0.37	(0.10)	—	(0.10)	$8.22	4.59%	1.85%	1.85%	2.34%	2.34%	49%	$122
2023	$8.46	0.16	(0.23)	(0.07)	(0.44)	—	(0.44)	$7.95	(1.01)%	1.81%	1.84%	1.96%	1.93%	83%	$177
2022	$10.18	0.07	(1.56)	(1.49)	(0.16)	(0.07)	(0.23)	$8.46	(14.89)%	1.80%	1.84%	0.81%	0.77%	97%	$256
2021	$10.26	0.05	(0.10)	(0.05)	—	(0.03)	(0.03)	$10.18	(0.48)%	1.80%	1.84%	0.46%	0.42%	119%	$571
2020	$10.25	0.05	0.05	0.10	(0.09)	—	(0.09)	$10.26	0.97%	1.83%	1.84%	0.46%	0.45%	106%	$708
2019	$9.85	0.11	0.76	0.87	(0.47)	—	(0.47)	$10.25	9.27%	1.84%	1.84%	1.10%	1.10%	46%	$1,030
R Class
2024(3)	$8.07	0.12	0.27	0.39	(0.11)	—	(0.11)	$8.35	4.80%	1.35%	1.35%	2.84%	2.84%	49%	$123
2023	$8.56	0.20	(0.23)	(0.03)	(0.46)	—	(0.46)	$8.07	(0.47)%	1.31%	1.34%	2.46%	2.43%	83%	$123
2022	$10.30	0.12	(1.58)	(1.46)	(0.21)	(0.07)	(0.28)	$8.56	(14.47)%	1.30%	1.34%	1.31%	1.27%	97%	$260
2021	$10.32	0.10	(0.09)	0.01	—	(0.03)	(0.03)	$10.30	0.11%	1.30%	1.34%	0.96%	0.92%	119%	$287
2020	$10.34	0.10	0.04	0.14	(0.16)	—	(0.16)	$10.32	1.42%	1.33%	1.34%	0.96%	0.95%	106%	$294
2019	$9.94	0.15	0.77	0.92	(0.52)	—	(0.52)	$10.34	9.77%	1.34%	1.34%	1.60%	1.60%	46%	$165

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024(3)	$8.20	0.15	0.28	0.43	(0.13)	—	(0.13)	$8.50	5.18%	0.65%	0.65%	3.54%	3.54%	49%	$5,606
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.12%	0.61%	0.64%	3.16%	3.13%	83%	$5,760
2022	$10.46	0.19	(1.60)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.84)%	0.60%	0.64%	2.01%	1.97%	97%	$11,116
2021	$10.42	0.17	(0.09)	0.08	(0.01)	(0.03)	(0.04)	$10.46	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$15,136
2020	$10.47	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.42	2.16%	0.63%	0.64%	1.66%	1.65%	106%	$15,988
2019	$10.06	0.23	0.78	1.01	(0.60)	—	(0.60)	$10.47	10.55%	0.64%	0.64%	2.30%	2.30%	46%	$20,582
R6 Class
2024(3)	$8.20	0.15	0.29	0.44	(0.13)	—	(0.13)	$8.51	5.19%	0.60%	0.60%	3.59%	3.59%	49%	$7,032
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.17%	0.56%	0.59%	3.21%	3.18%	83%	$6,465
2022	$10.46	0.20	(1.61)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.79)%	0.55%	0.59%	2.06%	2.02%	97%	$6,179
2021	$10.42	0.18	(0.09)	0.09	(0.02)	(0.03)	(0.05)	$10.46	0.86%	0.55%	0.59%	1.71%	1.67%	119%	$7,319
2020	$10.47	0.18	0.05	0.23	(0.28)	—	(0.28)	$10.42	2.23%	0.58%	0.59%	1.71%	1.70%	106%	$8,114
2019	$10.06	0.22	0.79	1.01	(0.60)	—	(0.60)	$10.47	10.62%	0.59%	0.59%	2.35%	2.35%	46%	$7,231

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$8.22	0.18	0.28	0.46	(0.14)	—	(0.14)	$8.54	5.60%	0.02%	0.60%	4.17%	3.59%	49%	$2,556,214
2023	$8.72	0.32	(0.25)	0.07	(0.57)	—	(0.57)	$8.22	0.72%	0.01%	0.59%	3.76%	3.18%	83%	$2,018,795
2022	$10.48	0.25	(1.61)	(1.36)	(0.33)	(0.07)	(0.40)	$8.72	(13.30)%	0.01%	0.59%	2.60%	2.02%	97%	$1,596,902
2021	$10.46	0.24	(0.10)	0.14	(0.09)	(0.03)	(0.12)	$10.48	1.35%	0.01%	0.59%	2.25%	1.67%	119%	$2,089,178
2020	$10.54	0.24	0.04	0.28	(0.36)	—	(0.36)	$10.46	2.80%	0.01%	0.59%	2.28%	1.70%	106%	$1,599,830
2019	$10.13	0.30	0.77	1.07	(0.66)	—	(0.66)	$10.54	11.21%	0.01%	0.59%	2.93%	2.35%	46%	$970,268

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 2406

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 28, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2024